1933 Act File No. 33-0
                                                  1940 Act File No. 811-0

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   42    ..........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   42    .........................       X

                            BT INVESTMENT FUNDS
            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

Jay S. Neuman, Esquire             Copies to:     Burton M. Leibert, Esq.
Federated Investors Tower                    Willkie Farr & Gallagher
Pittsburgh, Pennsylvania 15222-3779               One Citicorp Center
(Name and Address of Agent for Service)      153 East 53rd Street
                                        New York, New York 10022

It is proposed that this filing will become effective
(check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on March 19, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Cash Management Portfolio, Treasury Money Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio, and Utility Portfolio have also executed this Amendment to the Registration Statement.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X   filed the Notice required by that Rule on February 28, 1997 or
     intends to file the Notice required by that Rule on or about      ;
     or
     during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of BT INVESTMENT FUNDS, which is comprised of eighteen funds, relates only to (1) Cash Management Fund, (2) Treasury Money Fund, (3) NY Tax Free Money Fund, (4) Tax Free Money Fund, and (5) Utility Fund, and is comprised of the following:

PART A    INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-5) Cover Page.
Item 2.   Synopsis.................(1-5) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1-5) Financial Highlights; (1-5)
                                   Performance Information and Reports.
Item 4.   General Description of
          Registrant...............(1-5) The Fund(s); (1-5) Who May Want to
                                   Invest; (1-5) Investment Objectives and
                                   Policies; (1-5) Risk Factors:  Matching
                                   the Fund(s) to Your Investment Needs;
                                   (1-5) Special Information Concerning
                                   Master-Feeder Fund Structure; (5)
                                   Additional Information.
Item 5.   Management of the Fund...(1-5) Management of the Trust and
                                   Portfolio(s).
Item 6.   Capital Stock and Other
          Securities...............(1-5) Dividends, Distributions and
                                   Taxes.
Item 7.   Purchase of Securities Being
          Offered..................(1-5) Net Asset Value; (1-5) Purchase
                                   and Redemption of Shares.
Item 8.   Redemption or Repurchase.(1-5) Purchase and Redemption of Shares.
Item 9.   Legal Proceedings........None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-5) Cover Page.
Item 11.  Table of Contents........(1-5) Table of Contents.
Item 12.  General Information and
          History..................(1-5) Organization of the Trust.
Item 13.  Investment Objectives and
          Policies.................(1-5) Investment Objectives and
                                   Policies.
Item 14.  Management of the Fund...(1-5) Management of the Trust and
                                   Portfolio(s).
Item 15.  Control Persons and Principal
          Holders of Securities....(1-5) Management of the Trust and
                                   Portfolio(s).
Item 16.  Investment Advisory and Other
          Services.................(1-5) Investment Adviser; (1-5)
                                   Administrator.
Item 17.  Brokerage Allocation.....(5) Portfolio Transactions and Brokerage
                                   Commissions.
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................(1-4) Net Asset Value; (1-4) Purchase
                                   and Redemption Information; (5)
                                   Valuation of Securities; Redemption in
                                   Kind.
Item 20.  Tax Status...............(1-4) Taxes; (5) Taxation.
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
          Data.....................(1-5) Performance Information.
Item 23.  Financial Statements.....Incorporated by reference to the Funds'
                                   Annual Reports dated December 31, 1996,
                                   pursuant to Rule 411 under the
                                   Securities Act of 1933.  (File Nos. 33-
                                   07404 and 811-04760).

                          -    BT INVESTMENT FUNDS    -


                              CASH MANAGEMENT FUND
                               TREASURY MONEY FUND
                             NY TAX FREE MONEY FUND
                              TAX FREE MONEY FUND


A family of money market funds each of which seeks high current income to the extent consistent with liquidity and capital preservation.


                                   PROSPECTUS
--------------------------------------------------------------------------------
                                 MARCH 17, 1997
BT Investment Funds (the "Trust") is an open-end management investment company (mutual fund) which consists of a number of separate investment series. Each of the Funds listed above (each, a "Fund" and collectively, the "Funds") is a separate series of BT Investment Funds.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Funds that you should know and can refer to in deciding whether a Fund's goals match your own.

A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Funds' Service Agent at 1-800-730-1313.

UNLIKE OTHER MUTUAL FUNDS, EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN A SEPARATE INVESTMENT COMPANY (A "PORTFOLIO") WITH AN IDENTICAL INVESTMENT OBJECTIVE. THE INVESTMENT PERFORMANCE OF EACH FUND WILL CORRESPOND DIRECTLY TO THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. SEE "SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE" HEREIN.

BANKERS TRUST COMPANY ("BANKERS TRUST") IS THE INVESTMENT ADVISER (THE "ADVISER") OF THE PORTFOLIOS. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST OR ANY OTHER BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE U.S. GOVERNMENT, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. EACH FUND INTENDS TO MAINTAIN A CONSTANT $1.00 PER SHARE NET ASSET VALUE ("NAV"), ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO. BECAUSE THE NY TAX FREE MONEY FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             EDGEWOOD SERVICES, INC.
   Clearing Operations - P.O. Box 897 - Pittsburgh, Pennsylvania - 15230-0897

TABLE OF CONTENTS

                                                                            PAGE
The Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Who May Want to Invest . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Summary of the Funds' Expenses . . . . . . . . . . . . . . . . . . . . . . . . 4
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . . 9
Risk Factors: Matching the Funds to Your Investment Needs. . . . . . . . . . .15
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16
Purchase and Redemption of Shares. . . . . . . . . . . . . . . . . . . . . . .17
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . . .22
Performance Information and Reports. . . . . . . . . . . . . . . . . . . . . .23
Management of the Trust and Portfolios . . . . . . . . . . . . . . . . . . . .24

THE FUNDS
Each Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. See "Risk Factors: Matching the Funds to Your Investment Needs" herein.

WHO MAY WANT TO INVEST

The Trust seeks to achieve the investment objectives of the Funds by investing all the Assets of the Funds in the Portfolios. The Portfolios are: Cash Management Portfolio, Treasury Money Portfolio, NY Tax Free Money Portfolio, and Tax Free Money Portfolio, respectively.

Cash Management Portfolio invests in money market instruments, including bank obligations, commercial paper, corporate debt obligations, U.S. government obligations, and repurchase agreements.

Treasury Money Portfolio invests only in (a) direct obligations of the U.S. Treasury, including Treasury bills, notes, and bonds, and (b) repurchase agreements collateralized by such obligations.

Tax Free Money Portfolio invests primarily in obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions which are exempt from federal income taxes ("Municipal Obligations").

NY Tax Free Money Portfolio invests primarily in Municipal Obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, as well as of certain other governmental issuers which are exempt from New York State and City income taxes.

Each Fund is designed for investors looking for high current income approximating taxable or tax-free, as the case may be, money market rates while remaining conveniently liquid with a stable share price. While each Portfolio invests in high quality money market securities, you should be aware that your investment is not without risk. All money market instruments, including U.S. government securities and Municipal Obligations, can change in value when interest rates or an issuer's creditworthiness changes.

SUMMARY OF THE FUNDS' EXPENSES

The following table provides (i) a summary of expenses relating to purchases and sales of shares of Cash Management Fund, Treasury Money Fund, NY Tax Free Money Fund and Tax Free Money Fund (each, a "Fund" and collectively, the "Funds") and the aggregate annual operating expenses of each Fund and the expenses of the corresponding Portfolio (as defined below), as a percentage of average net assets of that Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in each Fund. THE TRUSTEES OF THE TRUST BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF EACH FUND AND THE CORRESPONDING PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF EACH FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE CORRESPONDING PORTFOLIO.

--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Funds)
--------------------------------------------------------------------------------
Investment advisory fee                                                   0.15%
12b-1 fees                                                                0.00
Other expenses
  (after reimbursements or waivers)                                       0.60
--------------------------------------------------------------------------------
Total operating expenses
  (after reimbursements or waivers)                                       0.75%
--------------------------------------------------------------------------------
EXAMPLE                                   1 YEAR   3 YEARS   5 YEARS  10 YEARS
You would pay the following
  expenses on a $1,000 investment,
  assuming (1) 5% annual return
  and (2) redemption at the end
  of each time period                         $8       $24       $42       $93
--------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of each of the Funds. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), it is not expected that any payments will actually be made under that plan in the foreseeable future. The expense table and the example reflect voluntary undertakings by Bankers Trust to waive or reimburse expenses such that the total operating expenses of each Fund will not exceed 0.75% of each Fund's average net assets annually. In the absence of these undertakings, for the fiscal year ended December 31, 1996, the total operating expenses would be equal to the following approximate percentages of the Funds' average daily net assets: 0.78% for Cash Management Fund, 0.76% for Treasury Money Fund, 0.82% for Tax Free Money Fund and 0.84% for NY Tax Free Money Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Funds are sold by Edgewood Services, Inc. ("Edgewood" or the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Service Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

For more information with respect to the expenses of the Funds and Portfolios see "Management of the Trust and Portfolios" herein.

FINANCIAL HIGHLIGHTS
The following tables show selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each Fund for the periods indicated and have been audited by Coopers & Lybrand L.L.P., the Funds' independent accountants, whose reports thereon appear in the Funds' Annual Reports which are incorporated by reference.

                                                                   CASH MANAGEMENT
                                            ----------------------------------------------------------
                                                          FOR THE YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------------------
                                             1996         1995          1994         1993         1992
                                            -----        -----         -----        -----        -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . .    $1.00        $1.00         $1.00        $1.00        $1.00
                                            -----        -----         -----        -----        -----
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . .     0.05         0.05          0.04         0.03         0.03
   Net Realized Gain (Loss) from
      Investment Transactions. . . . . .     0.00+        0.00+        (0.01)        0.00+        0.00+
                                            -----        -----         -----        -----        -----
Total from Investment Operations . . . .     0.05         0.05          0.03         0.03         0.03
                                            -----        -----         -----        -----        -----
CONTRIBUTIONS OF CAPITAL . . . . . . . .     0.00+          --          0.01           --           --
                                            -----        -----         -----        -----        -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . .    (0.05)       (0.05)        (0.04)       (0.03)       (0.03)
   Net Realized Gain from
      Investment Transactions. . . . . .       --           --            --        (0.00)+      (0.00)+
Total Distributions. . . . . . . . . . .    (0.05)       (0.05)        (0.04)       (0.03)       (0.03)
                                            -----        -----         -----        -----        -----
NET ASSET VALUE, END OF YEAR . . . . . .    $1.00        $1.00         $1.00         $1.00        $1.00
                                            -----         -----        -----         -----        -----
                                            -----         -----        -----         -----        -----
TOTAL INVESTMENT RETURN. . . . . . . . .     4.82%++      5.35%         3.67%++      2.54%        3.05%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . . $118,969     $135,998      $159,172      $76,578      $99,649
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . .     4.72%        5.22%         3.70%        2.51%        3.04%
      Expenses, including expenses
         of the Cash Management
         Portfolio . . . . . . . . . . .     0.75%        0.74%         0.73%        0.75%        0.75%
      Decrease Reflected in Above
         Expense Ratio Due to
         Absorption of Expenses
         by Bankers Trust. . . . . . . .     0.03%        0.02%         0.08%        0.05%        0.04%


                                                                                        FOR THE PERIOD OCTOBER 5, 1988
                                                                                               (COMMENCEMENT OF
                                              FOR THE YEAR ENDED DECEMBER 31,             OPERATIONS) TO DECEMBER 31,
                                             --------------------------------           ------------------------------
                                              1991         1990          1989                        1988
                                             -----        -----         -----                       -----
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Year . . .     $1.00        $1.00         $1.00                       $1.00
                                             -----        -----         -----                       -----
Income from Investment Operations
   Net Investment Income . . . . . . . .      0.06         0.08          0.09                        0.02
   Net Realized Gain (Loss) from
      Investment Transactions. . . . . .      0.00+          --            --                          --
                                             -----        -----         -----                       -----
Total from Investment Operations . . . .      0.06         0.08          0.09                        0.02
                                             -----        -----         -----                       -----
CONTRIBUTIONS OF CAPITAL . . . . . . . .        --           --            --                          --
                                             -----        -----         -----                       -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . .     (0.06)       (0.08)        (0.09)                      (0.02)
   Net Realized Gain from
      Investment Transactions. . . . . .     (0.00)+         --            --                          --
                                             -----        -----         -----                       -----
Total Distributions. . . . . . . . . . .     (0.06)       (0.08)        (0.09)                      (0.02)
                                             -----        -----         -----                       -----
NET ASSET VALUE, END OF YEAR . . . . . .     $1.00        $1.00         $1.00                       $1.00
                                             -----        -----         -----                       -----
                                             -----        -----         -----                       -----
TOTAL INVESTMENT RETURN. . . . . . . . .      5.68%        7.85%         8.85%                       8.13%*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . .  $127,164     $101,892       $90,947                     $30,024
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . .      5.53%        7.58%         8.49%                       0.78%*
      Expenses, including expenses
         of the Cash Management
         Portfolio . . . . . . . . . . .      0.75%        0.75%         0.75%                       0.75%*++
      Decrease Reflected in Above
         Expense Ratio Due to
         Absorption of Expenses
         by Bankers Trust. . . . . . . .      0.03%        0.03%         0.11%++                     0.36%*++

-------------------------
*    Annualized.
+    Less than $0.01 per share.
++ Increased by approximately 0.08% and 0.96% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.
++ For indicated periods, ratio did not include any Cash Management Portfolio expenses nor any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the Cash Management Portfolio until July 23, 1990.

                                                                            TREASURY MONEY
                                                  -----------------------------------------------------------------
                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                   1996           1995           1994           1993           1992
                                                  -----          -----          -----          -----          -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . .       0.05           0.05           0.03           0.02           0.03
   Net Realized Gain (Loss) from
      Investment Transactions. . . . . . . .       0.00+          0.00+         (0.00)+         0.00+          0.00+
                                                  -----          -----          -----          -----          -----
Total from Investment Operations . . . . . .       0.05           0.05           0.03           0.02           0.03
                                                  -----          -----          -----          -----          -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . .      (0.05)         (0.05)         (0.03)         (0.02)         (0.03)
   Net Realized Gain from
      Investment Transactions. . . . . . . .         --          (0.00)+           --          (0.00)+        (0.00)+
                                                  -----          -----          -----          -----          -----
Total Distributions. . . . . . . . . . . . .      (0.05)         (0.05)         (0.03)         (0.02)         (0.03)
                                                  -----          -----          -----          -----          -----
NET ASSET VALUE, END OF YEAR . . . . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
                                                  -----          -----          -----          -----          -----
TOTAL INVESTMENT RETURN. . . . . . . . . . .       4.71%          5.19%          3.40%          2.43%          3.10%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . . . .   $554,716       $615,084       $696,915       $643,145     $1,302,365
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . .       4.61%          5.06%          3.36%          2.39%          2.90%
      Expenses, including expenses
         of the Treasury Money
         Portfolio . . . . . . . . . . . . .       0.75%          0.75%          0.75%          0.75%          0.75%
      Decrease Reflected in Above
         Expense Ratio Due to
         Absorption of Expenses
         by Bankers Trust. . . . . . . . . .       0.01%          0.02%          0.02%          0.01%          0.05%

                                                                                                   FOR THE PERIOD
                                                                                                  NOVEMBER 1, 1988
                                                                                                  (COMMENCEMENT OF
                                                                                                   OPERATIONS) TO
                                                      FOR THE YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                                  ------------------------------------            ----------------
                                                    1991           1990           1989                    1988
                                                   -----          -----          -----                   -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . .       $1.00          $1.00          $1.00                   $1.00
                                                   -----          -----          -----                   -----
Income from Investment Operations
   Net Investment Income . . . . . . . . . .        0.05           0.07           0.08                    0.01
   Net Realized Gain (Loss) from
      Investment Transactions. . . . . . . .        0.00+          0.00+            --                      --
                                                   -----          -----          -----                   -----
Total from Investment Operations . . . . . .        0.05           0.07           0.08                    0.01
                                                   -----          -----          -----                   -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . .       (0.05)         (0.07)         (0.08)                  (0.01)
   Net Realized Gain from
      Investment Transactions. . . . . . . .       (0.00)+        (0.00)+           --                      --
                                                   -----          -----          -----                   -----
Total Distributions. . . . . . . . . . . . .       (0.05)         (0.07)         (0.08)                  (0.01)
                                                   -----          -----          -----                   -----
NET ASSET VALUE, END OF YEAR . . . . . . . .       $1.00          $1.00          $1.00                   $1.00
                                                   -----          -----          -----                   -----
                                                   -----          -----          -----                   -----
TOTAL INVESTMENT RETURN. . . . . . . . . . .        5.30%          7.61%          8.55%                   8.15%*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . . . .    $539,260       $473,913       $337,391                  $5,566
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . .        5.11%          7.30%          8.06%                   7.77%*
      Expenses, including expenses
         of the Treasury Money
         Portfolio . . . . . . . . . . . . .        0.75%          0.75%        0.75%++                   0.75%*++
      Decrease Reflected in Above
         Expense Ratio Due to
         Absorption of Expenses
         by Bankers Trust. . . . . . . . . .        0.00%          0.01%        0.12%++                   1.53%*++

-------------------------
*    Annualized.
+    Less than $0.01 per share.
++ For indicated periods, ratio did not include any Treasury Money Portfolio expenses nor any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the Treasury Money Portfolio until July 23, 1990.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          NY TAX FREE MONEY
                                                  -----------------------------------------------------------------
                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                   1996           1995           1994           1993           1992
                                                  -----          -----          -----          -----          -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . .       0.03           0.03           0.02           0.02           0.02
   Net Realized Loss from Investment
      Transactions . . . . . . . . . . . . .      (0.00)+        (0.00)+        (0.00)+        (0.00)+        (0.00)+
                                                  -----          -----          -----          -----          -----
Total from Investment Operations . . . . . .       0.03           0.03           0.02           0.02           0.02
                                                  -----          -----          -----          -----          -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . .      (0.03)         (0.03)         (0.02)         (0.02)         (0.02)
                                                  -----          -----          -----          -----          -----
NET ASSET VALUE, END OF YEAR . . . . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
                                                  -----          -----          -----          -----          -----
TOTAL INVESTMENT RETURN. . . . . . . . . . .       2.68%          3.12%          2.11%          1.68%          2.38%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . . . .    $75,858        $70,765        $79,101       $103,938       $101,196
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . .       2.64%          3.07%          2.05%          1.66%          2.38%
      Expenses, including expenses
         of the NY Tax Free Money
         Portfolio . . . . . . . . . . . . .       0.75%          0.75%          0.75%          0.75%          0.75%
      Decrease Reflected in Above
         Expense Ratio Due to
         Absorption of Expenses
         by Bankers Trust. . . . . . . . . .       0.09%          0.07%          0.08%          0.06%          0.05%

                                                                                                     FOR THE PERIOD
                                                                                                   SEPTEMBER 27, 1988
                                                                                                    (COMMENCEMENT OF
                                                                                                     OPERATIONS) TO
                                                     FOR THE YEAR ENDED DECEMBER 31,                  DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                   1991           1990           1989                     1988
                                                  -----          -----          -----                    -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . .      $1.00          $1.00          $1.00                    $1.00
                                                  -----          -----          -----                    -----
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . .       0.04           0.05           0.05                     0.01
   Net Realized Gain (Loss) from
      Investment Transactions. . . . . . . .      (0.00)+           --             --                       --
                                                  -----          -----          -----                    -----
Total from Investment Operations . . . . . .       0.04           0.05           0.05                     0.01
                                                  -----          -----          -----          -----          -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . .      (0.04)         (0.05)         (0.05)                   (0.01)
                                                  -----          -----          -----                    -----
NET ASSET VALUE, END OF YEAR . . . . . . . .      $1.00          $1.00          $1.00                    $1.00
                                                  -----          -----          -----                    -----
TOTAL INVESTMENT RETURN. . . . . . . . . . .       4.07%          5.17%          5.36%                    4.73%*
                                                  -----          -----          -----                    -----
                                                  -----          -----          -----                    -----
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . . . .    $98,905        $70,122        $63,315                   $7,553
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . .       4.00%          5.06%          5.21%                    4.70%*
      Expenses, including expenses
         of the NY Tax Free Money
         Portfolio . . . . . . . . . . . . .       0.75%          0.75%++        0.66%++                  0.75%*++
      Decrease Reflected in Above
         Expense Ratio Due to
         Absorption of Expenses by
         Bankers Trust . . . . . . . . . . .       0.03%          0.03%++        0.30%++                  1.46%*++

-------------------------
*    Annualized.
+    Less than $0.01 per share.
++ For indicated periods, ratios did not include any NY Tax Free Money Portfolio expenses nor any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the NY Tax Free Money Portfolio until February 19, 1991.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             TAX FREE MONEY
                                                  -----------------------------------------------------------------
                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                   1996           1995           1994           1993           1992
                                                  -----          -----          -----          -----          -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . .       0.03           0.03           0.02           0.02           0.03
   Net Realized Gain (Loss) from
      Investment Transactions. . . . . . . .      (0.00)+        (0.00)+        0.00+          0.00+          (0.00)+
                                                  -----          -----          -----          -----          -----
Total from Investment Operations . . . . . .       0.03           0.03           0.02           0.02           0.03
                                                  -----          -----          -----          -----          -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . .      (0.03)         (0.03)         (0.02)         (0.02)         (0.03)
   Net Realized Gain from
      Investment Transactions. . . . . . . .         --             --          (0.00)+           --             --
                                                  -----          -----          -----          -----          -----
Total Distributions. . . . . . . . . . . . .      (0.03)         (0.03)         (0.02)         (0.02)         (0.03)
                                                  -----          -----          -----          -----          -----
NET ASSET VALUE, END OF YEAR . . . . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
                                                  -----          -----          -----          -----          -----
TOTAL INVESTMENT RETURN. . . . . . . . . . .       2.84%          3.34%          2.27%          1.97%          2.69%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . . . .   $117,972       $119,393       $110,043       $111,285       $151,473
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . .       2.80%          3.28%          2.21%          1.95%          2.66%
      Expenses, including expenses
         of the Tax Free Money
         Portfolio . . . . . . . . . . . . .       0.75%          0.75%          0.75%          0.75%          0.75%
      Decrease Reflected in Above Expense
         Ratio Due to Absorption of
         Expenses by Bankers Trust . . . . .       0.07%          0.07%          0.08%          0.05%          0.05%

                                                                                                          FOR THE PERIOD
                                                                                                          JUNE 10, 1987
                                                                                                          (COMMENCEMENT
                                                                                                        OF OPERATIONS) TO
                                                             FOR THE YEAR ENDED DECEMBER 31,               DECEMBER 31,
                                                  --------------------------------------------------    -----------------
                                                   1991           1990           1989           1988           1987
                                                  -----          -----          -----          -----          -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
Income from Investment Operations
   Net Investment Income . . . . . . . . . .       0.04           0.05           0.06           0.05           0.03
   Net Realized Gain (Loss) from
      Investment Transactions. . . . . . . .      (0.00)+           --             --             --             --
                                                  -----          -----          -----          -----          -----
Total from Investment Operations . . . . . .       0.04           0.05           0.06           0.05           0.03
                                                  -----          -----          -----          -----          -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income . . . . . . . . . .      (0.04)         (0.05)         (0.06)         (0.05)         (0.03)
   Net Realized Gain from
      Investment Transactions. . . . . . . .         --             --             --             --             --
Total Distributions. . . . . . . . . . . . .      (0.04)         (0.05)         (0.06)         (0.05)         (0.03)
                                                  -----          -----          -----          -----          -----
NET ASSET VALUE, END OF YEAR . . . . . . . .      $1.00          $1.00          $1.00          $1.00          $1.00
                                                  -----          -----          -----          -----          -----
                                                  -----          -----          -----          -----          -----
TOTAL INVESTMENT RETURN. . . . . . . . . . .       4.29%          5.59%          5.98%          4.91%          4.60%*
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Year
      (000s omitted) . . . . . . . . . . . .   $143,559       $142,199       $194,983        $40,194        $20,768
   Ratios to Average Net Assets:
      Net Investment Income. . . . . . . . .       4.20%          5.45%          5.77%          4.89%          4.54%*
      Expenses, including expenses
         of the Tax Free Money
         Portfolio . . . . . . . . . . . . .       0.75%          0.75%++        0.75%++        0.66%++        0.50%*++
      Decrease Reflected in Above
         Expense Ratio Due to
         Absorption of Expenses
         by Bankers Trust. . . . . . . . . .       0.03%          0.04%++        0.17%++        0.75%++        1.50%*++


*    Annualized.
+    Less than $0.01 per share.
++ For indicated periods, ratio did not include any Tax Free Money Portfolio expenses nor any voluntary absorption of the Portfolio's expenses by Bankers Trust, since the Fund did not begin investing its Assets in the Tax Free Money Portfolio until February 19, 1991.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in high quality money market instruments. The Funds offer investors a convenient means of diversifying their holdings of short-term securities while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments, such as coordinating maturities and reinvestments, providing for safekeeping and maintaining detailed records. High quality short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

The Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio, each of which has the same investment objective as the corresponding Fund. There can be no assurances that the investment objective of either the Funds or the Portfolios will be achieved. The investment objective of each Fund and each Portfolio is a fundamental policy and may not be changed without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" herein.
Since the investment characteristics of the Funds will correspond directly to those of the Portfolios, the following is a discussion of the various investments and investment policies of the Portfolios. Additional information about the investment policies of the Portfolios appears in the SAI.

CASH MANAGEMENT PORTFOLIO

The Cash Management Portfolio will attempt to achieve its investment objectives by investing in the following money market instruments:

BANK OBLIGATIONS. The Portfolio may invest in fixed rate or variable rate obligations of U.S. or foreign banks which have total assets at the time of purchase in excess of $1 billion and are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 or higher by Standard & Poor's Ratings Group ("S&P") or, if not rated, are believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Bank obligations in which the Portfolio invests include certificates of deposit, bankers' acceptances, time deposits and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks. If Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, deems the instruments to present minimal credit risk, the Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which include subsidiaries of U.S. banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and record keeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Under normal market conditions, the Portfolio will invest more than 25% of its assets in the foreign and domestic bank obligations described above. The Portfolio's concentration of its investments in bank obligations will cause the Portfolio to be subject to the risks peculiar to the domestic and foreign banking industries to a greater extent than if its investments were not so concentrated. A description of the ratings set forth above is provided in the Appendix to the SAI.

COMMERCIAL PAPER. The Portfolio may invest in fixed rate or variable rate commercial paper, including variable rate master demand notes, issued by U.S. or foreign corporations. Commercial paper when purchased by the Portfolio must be rated Prime-1 by Moody's or A-1 or higher by S&P or, if not rated, must be believed by Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, to be of comparable quality. Any commercial paper issued by a foreign corporation and purchased by the Portfolio must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

OTHER DEBT OBLIGATIONS. The Portfolio may invest in bonds, notes and debentures issued that at the time of purchase have outstanding short-term ratings meeting the above rating requirements, or if such commercial paper is unrated or if no such commercial paper is outstanding, are rated at least AA by S&P or Aa by Moody's. Such obligations, at the time of investment, must have or be deemed to have less than 397 days to maturity.

U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government ("U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. government; others, such as those of the Export-Import Bank of the U.S., are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions counterparties approved by the Board of Trustees of the Portfolio. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt obligation of a kind in which the Portfolio could invest for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights. Bankers Trust, acting under the supervision of the Board of Trustees of the Portfolio, reviews the creditworthiness of those counterparties with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

SECURITIES LENDING. The Portfolio is permitted to lend up to 20% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially.

TREASURY MONEY PORTFOLIO

The Treasury Money Portfolio will attempt to achieve its investment objectives by investing only in (a) direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and (b) repurchase agreements collateralized by such obligations. Information about the repurchase agreements in which the Portfolio may invest appears under the caption "Cash Management Portfolio -- Repurchase Agreements." While obligations of the U.S. Treasury are guaranteed by the U.S. government as to the timely payment of principal and interest, the market value of such obligations is not guaranteed and may rise and fall in response to changes in interest rates. The shares of the Treasury Money Fund and the interests in the Treasury Money Portfolio are not guaranteed or insured by the U.S. government.

TAX FREE MONEY PORTFOLIO AND NY TAX FREE MONEY PORTFOLIO

TAX FREE MONEY PORTFOLIO. The Tax Free Money Portfolio will attempt to achieve its investment objectives by investing, under normal market conditions, no less than 80% of its net assets in obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions which are exempt from Federal income taxes ("Municipal Obligations"). While the Portfolio is authorized to invest up to 20% of its net assets in taxable securities, it is anticipated that ordinarily the Portfolio's assets will be substantially invested in Municipal Obligations. Although not a policy of the Portfolio, the Portfolio generally intends to invest no more than 25% of its assets in Municipal Obligations of issuers in any one state, territory or possession of the United States.

NY TAX FREE MONEY PORTFOLIO. The NY Tax Free Money Portfolio will attempt to achieve its investment objectives by investing, under normal market conditions, no less than 80% of its net assets in Municipal Obligations and no less than 65% of its net assets in Municipal Obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, as well as of certain other governmental issuers, such as Puerto Rico, which are exempt from New York State and City income taxes ("New York Municipal Obligations"). While the Portfolio is authorized to invest up to 20% of its net assets in taxable securities, it is anticipated that ordinarily the Portfolio's assets will be substantially invested in New York Municipal Obligations. Dividends paid by the Portfolio that are derived from interest attributable to New York Municipal Obligations will be excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. Dividends derived from interest on Municipal Obligations other than New York Municipal Obligations will be exempt from Federal income tax, but will be subject to New York State and New York City income taxes.

The Tax Free Money Portfolio and the NY Tax Free Money Portfolio may invest in securities of other investment companies that invest in high quality, short-term securities in which the Portfolio could itself invest and that determine their net asset value per share based on the amortized cost method, provided that the investments are within the limits prescribed by the 1940 Act. Under the 1940 Act, the Portfolio may not invest in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, if: (i) more than 10% of the market value of the Portfolio's total assets would be invested in securities of other investment companies; (ii) more than 5% of the market value of the Portfolio's total assets would be invested in the securities of any one investment company; or (iii) the Portfolio would own more than 3% of any other investment company's voting securities. The Portfolio will not invest in any investment company which is, or the investment adviser of which is, an "affiliated person" under the 1940 Act of the Portfolio or the Trust.

The NY Tax Free Money Portfolio is classified as a "non-diversified" investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in obligations of a single issuer. However, the Portfolio intends to conduct its operations so that each of its investors may qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve each investor of any liability for federal income tax to the extent its earnings are distributed to its shareholders. To permit such qualification, among other requirements, the Portfolio will limit its investments so that, at the close of each quarter of the taxable year: (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer; and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. The Portfolio's assumption of large positions in the obligations of a small number of issuers may cause the Portfolio's yield to fluctuate to a greater extent than that of a diversified company, such as the Tax Free Money Portfolio, as a result of changes in the financial condition or in the market's assessment of the issuers. In addition, the Portfolio's concentration in New York Municipal Obligations may entail a greater level of risk than other types of money market funds.

SPECIAL CONSIDERATIONS AFFECTING THE NY TAX FREE MONEY PORTFOLIO AND THE FUND

The Portfolio's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.
Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Portfolio) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Portfolio's investments.

Other considerations affecting the Portfolio's investments in New York Municipal Obligations are summarized in the SAI.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations consist of "notes" and "bonds." Municipal Obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Portfolios may include "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. The Portfolios may invest in "private activity" bonds, described below, which as a general rule will be revenue bonds and, accordingly, are not payable from the unrestricted revenues of the issuer. Among other instruments, the Portfolios may purchase tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. These notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The Portfolios may also acquire participations in privately negotiated loans to municipal borrowers. The types, forms and offerings of Municipal Obligations are continually changing, and the Portfolios could invest in instruments that may be developed and offered in the market place in the future, provided they meet the Portfolios' investment quality and federal income tax criteria. These new instruments will be described in the Funds' then current prospectus prior to an investment by a Portfolio. A more detailed discussion of the categories of Municipal Obligations is contained in the SAI.

Interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders of the Funds may be subject to a federal alternative minimum tax to the extent the Portfolios' income is derived from interest on these bonds. Accordingly, these private activity bonds are not included in the term "Municipal Obligations" for purposes of determining compliance with the 80% test described under "Additional Investment Limitations" below. However, while up to 20% of the Portfolios' net assets may be invested in these private activity bonds, it is anticipated that they will ordinarily not constitute a significant portion of the securities held by each Portfolio. Dividends paid by the Funds which are derived from interest income on Municipal Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax.

Certain Municipal Obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. Certain of these obligations may carry a demand feature that permits the Portfolios to tender them back to the issuer or remarketing agent at par value prior to maturity. The Portfolios may invest in floating rate and variable rate obligations carrying stated maturities in excess of one year at the date of purchase by the Portfolios if the obligations carry demand features that comply with conditions established by the SEC or its staff. Each Portfolio will limit its purchases of floating rate and variable rate Municipal Obligations to those meeting the quality standards set forth below. Frequently these obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must also be equivalent to the quality standards set forth below, as determined by Bankers Trust under the supervision of the Boards of Trustees of the Portfolios.

The Portfolios may invest in the following Municipal Obligations: (i) notes rated MIG-1 or VMIG-1 by Moody's or SP-1 or higher by S&P (or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO")) or which are considered to be of comparable quality by Bankers Trust pursuant to guidelines established and maintained in good faith by the Board of Trustees of the respective Portfolio; or (ii) other Municipal Obligations issued by issuers with municipal notes outstanding, comparable in priority and security, meeting the rating criteria described herein or, if no such notes are outstanding or if they are unrated, are rated at least AA by S&P or Aa by Moody's. The NY Tax Free Money Portfolio may also invest in municipal notes rated MIG-2 or VMIG-2 by Moody's or SP-2 by S&P when Bankers Trust deems it advisable. A description of the ratings set forth above is provided in the Appendix to the SAI.

The Portfolios may invest in Municipal Obligations the income on which may be derived from economically related projects or projects of a similar type. To the extent that a Portfolio's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facilities, or issued by issuers in particular states, the Portfolio will be subject to the particular risks presented by those projects, facilities or states to a greater extent than it would be if the Portfolio's assets were not so concentrated. In addition, the Portfolios may invest in private activity bonds the interest on which is not subject to an alternative minimum tax, as described above, and may invest without limitation in Municipal Obligations backed by letters of credit or guarantees issued by banks or other financial institutions.

TAXABLE INVESTMENTS. When, in the opinion of Bankers Trust, adverse market conditions exist for Municipal Obligations or New York Municipal Obligations and a "defensive" investment posture is warranted, each Portfolio may temporarily invest more than 20% of its total assets in "Taxable Investments," which are money market instruments having maturity and quality characteristics comparable to those discussed above for Municipal Obligations, but that produce interest that is not exempt from federal income taxation; furthermore, the NY Tax Free Money Portfolio may temporarily invest more than 35% of its total assets in instruments that produce income excluded from gross income for federal income tax purposes but subject to New York State and New York City personal income taxation. Periods when a defensive posture is warranted include those periods when the NY Tax Free Money Portfolio's monies available for investment exceed the New York Municipal Obligations available for purchase that meet the Portfolio's rating, maturity and other investment criteria. Each Portfolio may invest in Taxable Investments pending the investment of proceeds from sales of shares or portfolio securities into Municipal Obligations or in anticipation of redemptions. Each Portfolio also has the right to hold cash reserves as it deems necessary for temporary defensive purposes. While each Portfolio is authorized to invest up to 20% of its net assets under normal market conditions in Taxable Investments, it is anticipated that they will not ordinarily constitute a significant portion of either Portfolio's investments.

Taxable Investments will be limited to: (i) U.S. government securities; (ii) commercial paper and certificates of deposit, bankers' acceptances and short-term obligations of foreign and domestic banks with total assets of $1 billion or more, in each case rated Prime-1 by Moody's or A-1 or higher by S&P, or, if not rated, believed to be of equivalent investment quality by Bankers Trust acting under the supervision of the Board of Trustees; (iii) short-term corporate debt obligations of issuers which have commercial paper outstanding meeting the rating requirements described herein or, if such commercial paper is unrated, or if no such commercial paper is outstanding, are rated at least Aa by Moody's or AA by S&P; and (iv) repurchase agreements with an underlying security that would otherwise qualify for investment by the Portfolio. Taxable Investments are described in more detail under the caption "Cash Management Portfolio" herein.

ADDITIONAL INVESTMENT TECHNIQUES

The Cash Management Portfolio and the Treasury Money Portfolio may each enter into reverse repurchase agreements and lend securities held by it to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 20% of the Portfolio's total assets and will be collateralized by cash, letters of credit or U.S. Government Obligations that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Tax Free Money Portfolio and the NY Tax Free Money Portfolio may also enter into reverse repurchase agreements and purchase participation interests and standby commitments. See "Investment Objectives and Policies" in the SAI for a more detailed description of reverse repurchase agreements, participation interests and standby commitments.

Credit Enhancement. Certain of the Portfolios' acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Fund's share price. A Portfolio may have more than 25% of its total assets invested in securities credit-enhanced by banks.

PORTFOLIO QUALITY AND MATURITY

Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have or be deemed to have remaining maturities of 397 days or less on the date of their purchase, will be denominated in U.S. dollars and will have been granted the required ratings established herein by two NRSROs (or one such NRSRO if that NRSRO is the only such NRSRO which rates the security), or if unrated, are believed by Bankers Trust, under the supervision of the respective Portfolio's Board of Trustees, to be of comparable quality. A description of such ratings is provided in the Appendix to the SAI. Bankers Trust, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by a Portfolio present minimal credit risks. Bankers Trust will cause a Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of that Portfolio.

ADDITIONAL INVESTMENT LIMITATIONS

Each Fund's and Portfolio's investment objectives, together with the investment restrictions described in this paragraph and the SAI, except as noted, are "fundamental policies," which means that they may not be changed without the approval of the holders of each Fund's and each Portfolio's outstanding voting securities. The Funds have the same investment restrictions as the Portfolios, except that each Fund may invest all of its Assets in another open-end investment company with the same investment objectives, such as the corresponding Portfolio. The Tax Free Money Portfolio and the NY Tax Free Money Portfolio will invest at least 80% of their respective net assets in tax-exempt Municipal Obligations under normal market conditions. Each Portfolio may not invest more than 25% of its total assets in the securities of issuers in any single industry, except that, under normal market conditions, more than 25% of the total assets of the Cash Management Portfolio will be invested in foreign and domestic bank obligations. As an operating policy, the Cash Management Portfolio and the Treasury Money Portfolio may not invest more than 5% of its total assets in the obligations of any one issuer except for U.S. Government Obligations and repurchase agreements, which may be purchased without limitation. The same is true with respect to 75% of the assets of the Tax Free Money Portfolio. This restriction, however, shall not preclude the purchase by the Tax Free Money Portfolio of issues backed by letters of credit or guarantees of banks or other financial institutions, even though any such bank or financial institution provides a letter of credit or guarantee with respect to securities that in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Portfolio, and will consider the issuer of the security (and not the letter of credit or guarantee) the principal obligor of the obligation. Each Portfolio is also authorized to borrow, including entering into reverse repurchase transactions, in an amount up to 5% of its total assets for temporary purposes, but not for leverage, and to pledge its assets to the same extent in connection with these borrowings. See the SAI for additional information with respect to reverse repurchase transactions. At the time of an investment, a Portfolio's aggregate holdings of repurchase agreements having remaining maturities of more than seven calendar days (or which may not be terminated within seven calendar days upon notice by the Portfolio), time deposits having a remaining maturity of more than seven calendar days, illiquid securities (including floating and variable rate Municipal Obligations having a demand feature of more than seven calendar days), restricted securities and securities lacking readily available market quotations will not exceed 10% of the Portfolio's net assets. If changes in the liquidity of certain securities cause a Portfolio to exceed such 10% limit, that Portfolio will take steps to bring the aggregate amount of its illiquid securities back below 10% of its net assets as soon as practicable, unless such action would not be in the best interest of the Portfolio. The SAI contains further information on the Funds' and the Portfolios' investment restrictions.

RISK FACTORS: MATCHING THE FUNDS TO YOUR INVESTMENT NEEDS

Each Fund is designed for conservative investors looking for high current income approximating taxable or tax free, as the case may be, money market rates while remaining conveniently liquid with a stable share price. Each Portfolio follows practices which enable the corresponding Fund to attempt to maintain a $1.00 share price: limiting average maturity of the securities held by the Portfolio to 90 days or less; buying securities which mature in 397 days or less; and buying only high quality securities with minimal credit risks. Of course, the Fund cannot guarantee a $1.00 share price, but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. While each Portfolio invests in high quality money market securities, you should be aware that your investment is not without risk. All money market instruments, including U.S. government securities, can change in value when interest rates or an issuer's creditworthiness changes.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its Assets in a corresponding Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in a Portfolio's securities is indirect. In addition to selling a beneficial interest to each Fund, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in that Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the respective Fund due to variations in sales commissions and other operating expenses. Therefore, investors in each of the Funds should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each of the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in any of the Portfolios is available from Bankers Trust at 1-800-730-1313.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the same Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the respective Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing a Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the respective Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

Each Fund may withdraw its investment from a corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

Each Fund's investment objective is a fundamental policy and may not be changed without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or its corresponding Portfolio. See "Investment Objectives and Policies" herein and in the SAI for a description of the fundamental policies of each Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of that Portfolio.

For descriptions of the investment objectives, policies, and restrictions of the Portfolios, see "Investment Objectives and Policies" herein and in the SAI. For descriptions of the management and expenses of the Portfolios, see "Management of the Trust and Portfolios" herein and in the SAI.

NET ASSET VALUE

The NAV per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The Funds are currently open on each day, Monday through Friday, except (a) January 1st, Martin Luther King, Jr.'s Birthday (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veteran's Day (November 11th), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per share of each Fund is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the New York Stock Exchange Inc. (the "NYSE"), which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each a "Valuation Time"). The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.

The assets of each Portfolio are valued by using the amortized cost method of valuation. This method involves valuing each security held by a Portfolio at its cost at the time of its purchase and thereafter assuming a constant amortization to maturity of any discount or premium. Accordingly, immaterial fluctuations in the market value of the securities held by a Portfolio will not be reflected in the corresponding Fund's NAV. The Board of Trustees of each Portfolio will monitor the valuation of assets by this method and will make such changes as it deems necessary to assure that assets are valued fairly and in good faith by that Portfolio.

PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

The Trust accepts purchase orders for shares of the Funds at the NAV per share next determined after the order is received on each Valuation Day. See "Net Asset Value" herein. Shares of the Funds may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares of the Funds (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to a Valuation Time on any Valuation Day will be effective at that day's applicable Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the Trust's custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order.

Another mutual fund investing in a Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by a Portfolio, may have an impact on the corresponding Fund's performance.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before the applicable Valuation Time.

The Transfer Agent must receive payment within one business day after an order for shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.


MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                    $2,500
For retirement accounts                                  500
Through automatic investment plans                     1,000

TO ADD TO AN ACCOUNT                                    $250
For retirement accounts                                  100
Through automatic investment plan                        100

MINIMUM BALANCE                                       $1,000
For retirement accounts                                 None

IF YOU ARE NEW TO BT INVESTMENT FUNDS, complete and sign an account application and mail it along with your check to the address listed below. If there is no account application accompanying this Prospectus, call the BT Service Center at 1-800-730-1313.

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

IF YOU ALREADY HAVE MONEY INVESTED IN A FUND IN THE BT FAMILY OF FUNDS, you can:

-    Mail an account application with a check,
-    Wire money into your account,
- Open an account by exchanging from another fund in the BT Family of Funds, or
-    Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.


ADDITIONAL INFORMATION ABOUT BUYING SHARES

               TO OPEN AN ACCOUNT                      TO ADD TO AN ACCOUNT

BY WIRE        Call the BT Service Center at           Call your Investment Professional or wire
               1-800-730-1313 to receive               additional investment to:
               wire instructions for account
               establishment.
                                                       ROUTING NO.:  021001033
                                                       ATTN:  Bankers Trust/IFTC Deposit
                                                       DDA NO.: 00-226-296
                                                       FBO:     (Account name)
                                                                (Account number)
                                                       CREDIT:  Fund Number
                                                                Cash Management Fund - 471
                                                                Treasury Money Fund - 472
                                                                NY Tax Free Money Fund - 470
                                                                Tax Free Money Fund - 469

                                                       Specify the complete name of the Fund of
                                                       your choice, and include your account number
                                                       and your name.

BY PHONE       Contact your Service Agent,             Contact your Service Agent,
               Investment Professional, or call        Investment Professional, or call
               BT's Service Center at 1-800-730-1313.  BT's Service Center at 1-800-730-1313.
               If you are an existing shareholder,     If you are an existing shareholder, you may
               you may exchange from another BT        exchange from another BT account
               account with the same registration,     with the same registration, including,
               including, name, address, and taxpayer  name, address, and taxpayer ID number.
               ID number.

BY MAIL        Complete and sign the account appli-    Make your check payable to the complete
               cation.  Make your check payable to     name of the Fund of your choice. Indicate
               the complete name of the Fund of        your Fund account number on your check
               your choice.  Mail to the appropriate   and mail to the address printed on your
               address indicated on the application.   account statement.



HOW TO SELL SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Funds received by the Service Agent and transmitted to the Transfer Agent prior to 12:00 noon (Eastern time) on each Valuation Day will be redeemed at the NAV per share as of 12:00 noon (Eastern time) and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) on each Valuation Day and prior to the close of the NYSE will be redeemed at the NAV per share as of the close of the NYSE and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day, but in any event within seven calendar days following receipt of the request. Shares redeemed in this manner will receive the dividend declared on the day of the redemption.

Another mutual fund investing in a Portfolio may accept redemption orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to, and executed by, a Portfolio may have an impact on the corresponding Fund's performance.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Shareholder Servicing Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See "Minimum Investments" above for minimum balance amounts.

CHECKWRITING. Shareholders of the Funds may redeem shares by check. Checks may not be used to close an account. Shareholders will continue to earn dividends on shares to be redeemed until the check clears. Checks will be returned to shareholders at the end of the month. There is no charge for redemption of shares by check. Additional information regarding the checkwriting privilege may be obtained from a Service Agent.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open.

TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance when completing your account application.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

-    Your account registration has changed within the last 30 days,
- The check is being mailed to a different address than the one on your account (record address),
-    The check is being made payable to someone other than the account owner,
- The redemption proceeds are being transferred to a BT account with a different registration, or
- You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

By Wire - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

In Writing - Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of Shares to be redeemed, and mail to one of the following addresses:

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

INVESTOR SERVICES

BT Investment Funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent may send to you include the following:

- Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)
-    Account statements (monthly)
-    Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-1313 if you need additional copies of financial reports.

EXCHANGE PRIVILEGE

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "How to Buy Shares" and "How to Sell Shares" herein. Before making an exchange, please note the following:

- Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

- Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

- Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.

SYSTEMATIC PROGRAMS
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO BT INVESTMENT FUNDS

MINIMUM        MINIMUM             FREQUENCY                SETTING UP OR CHANGING
INITIAL        SUBSEQUENT

$1,000         $100                Monthly, bimonthly,      For a new account, complete the appropriate section
                                   quarterly or semi-       on the application.
                                   annually
                                                            For existing accounts, call your Investment
                                                            Professional for an application.
                                                            To change the amount or frequency of your
                                                            investment, contact your Investment
                                                            Professional directly or call 1-800-730-1313.
                                                            Call at least 10 business days prior to your next
                                                            scheduled investment date.


SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account.

MINIMUM        FREQUENCY                                    SETTING UP OR CHANGING

$100           Monthly, quarterly, semi-annually or         To establish, call your Investment Professional or call
               annually                                     1-800-730-1313 after your account is open.  The accounts from which the withdrawals will be processed must have a minimum balance of $10,000.



TAX-SAVING RETIREMENT PLANS

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this Prospectus.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

- ROLLOVER IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

- KEOGH PLANS: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

- CORPORATE PROFIT-SHARING AND MONEY-PURCHASE PLANS: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

- 401(k) PROGRAMS: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

- 403(b) CUSTODIAN ACCOUNTS: defined contribution plans open to employees of most non-profit organizations and educational institutions.

- DEFERRED BENEFIT PLANS: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination. Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

The Funds intend to qualify as regulated investment companies, as defined in the Code. Provided a Fund meets the requirements imposed by the Code, that Fund will not pay any federal income or excise taxes. Each Portfolio will also not be required to pay any federal income or excise taxes. Dividends paid by a Fund from its taxable net investment income and distributions by a Fund of its net realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of that Fund. Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes although (i) a portion of these dividends will be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent they are derived from certain types of private activity bonds issued after August 7, 1986 and (ii) all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax. In addition, corporate shareholders may incur a greater federal "environmental" tax liability through receipt of Fund dividends and distributions. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. Furthermore, if appropriate, the statements from the Tax Free Money Fund will set forth the dollar amount of the shareholder's exempt-interest dividends which is excluded from federal income taxation, and the statements from the NY Tax Free Money Fund will set forth the dollar amount of the shareholder's exempt-interest dividends which is excluded from federal income and exempt from New York State and City personal income taxes. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. Shareholders should consult their tax advisers to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

PERFORMANCE INFORMATION AND REPORTS

From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax free yield. It is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Fund might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, that of the Treasury Money Fund might be compared with IBC U.S. Treasury and Repo All Taxable Money Fund Average, and that of Tax Free Money Fund and the NY Tax Free Money Fund might be compared with IBC State Specific All Tax Free Money Fund Average and IBC Stockbroker and General Purpose All Tax Free Money Fund Average, which are averages compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared with the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST AND PORTFOLIOS

BOARD OF TRUSTEES

Affairs of the Trust and the Portfolios are managed under the supervision of their respective Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and each Portfolio, neither the Trust nor any Portfolio require employees other than its executive officers. None of the executive officers of the Trust or any Portfolio devotes full time to the affairs of the Trust or Portfolios.

The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") of the Trust or of the Portfolios, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are trustees of the Trust and the Portfolios. For more information with respect to the Trustees of both the Trust and the Portfolios, see "Management of the Trust and Portfolios" in the SAI.

INVESTMENT ADVISER

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in the corresponding Portfolio. Each Portfolio has retained the services of Bankers Trust, as investment adviser.

Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $120 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers, with approximately $227 billion in assets under management globally. Of that total, approximately $45 billion are in cash assets alone. This makes Bankers Trust one of the nation's leading managers of cash funds.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolios.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with that Portfolio's investment objectives and stated investment policies, makes investment decisions for each Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of each Portfolio and employs professional investment managers and securities analysts who provide research services to each Portfolio. All orders for investment transactions on behalf of any Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for a Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. Each Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. Each Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from each Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of each Portfolio.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolios described in this Prospectus and the SAI without violation of the

Glass-Steagall Act or other applicable banking laws or regulations.

ADMINISTRATOR

Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per share of each Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.55% of the average daily net assets of each Fund.

Under an Administration and Services Agreement with each Portfolio, Bankers Trust calculates the value of the assets of that Portfolio and generally assists the Board of Trustees of that Portfolio in all aspects of the administration and operation of that Portfolio. Each Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of that Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including affiliates of Edgewood, at Bankers Trust's expense. For more information, see the SAI.

DISTRIBUTOR

Edgewood Services, Inc. is the principal distributor for shares of the Funds. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Edgewood may seek reimbursement in an amount not exceeding 0.20% of each Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Funds' shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Edgewood who, as their primary activity, engage in or support the distribution of shares; printing of Prospectuses, SAIs and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of that Fund; costs of placing advertising in various media; services of parties other than Edgewood or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Funds, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the Prospectuses and SAIs and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Funds. To the extent expenses of Edgewood under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular Fund. In the latter case, expenses will be allocated among the Funds on the basis of their relative net assets. It is not expected that any payments will be made under the Plan in the foreseeable future.

SERVICE AGENT

All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge to them directly.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as Custodian of the Assets of the Trust and each Portfolio and serves as the Transfer Agent for the Trust and each Portfolio under the respective Administration and Services Agreement with the Trust and each Portfolio.

ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. Each Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Each Portfolio, in which all the Assets of a corresponding Fund will be invested, is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that a Fund and other entities investing in that Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and that Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of a Fund's investing in the corresponding Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

As of February 20, 1997, Private Bank Sweep, New York, New York, acting in various capacities for numerous accounts, owned 52.66% of Cash Management Fund, 70.42% of NY Tax Free Money Fund, and 67.98% of Tax Free Money Fund and, therefore, may, for certain purposes, be deemed to control such Funds and be able to affect the outcome of certain matters presented for a vote of the Funds' respective shareholders.

EXPENSES OF THE TRUST

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including administration and services fees, fees for necessary professional services, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. Bankers Trust has agreed to reimburse a Fund to the extent required by applicable state law for certain expenses that are described in the SAI. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

BT INVESTMENT FUNDS
CASH MANAGEMENT FUND
TREASURY MONEY FUND
NY TAX FREE MONEY FUND
TAX FREE MONEY FUND



INVESTMENT ADVISER OF THE PORTFOLIOS AND ADMINISTRATOR
BANKERS TRUST COMPANY


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations, P.O. Box 897
Pittsburgh, PA  15230-0897



CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017



INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105



COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                           ---------------------------
No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
                           ---------------------------


Cusips    #055922108
          #055922405
          #055922207
          #055922306
COMBMON300 (3/97)

                            -  BT INVESTMENT FUNDS  -

                                  UTILITY FUND

Seeks a high level of current income derived primarily from equity securities of public utility companies.

                                   PROSPECTUS
--------------------------------------------------------------------------------
                                 MARCH 17, 1997

BT Investment Funds (the "Trust") is an open-end management investment company (mutual fund) which consists of a number of separate investment series.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Utility Fund (the "Fund") that you should know and can refer to in deciding whether the Fund's goals match your own.

A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Fund's Service Agent at 1-800-730-1313.

UNLIKE OTHER MUTUAL FUNDS, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS ("ASSETS") IN THE UTILITY PORTFOLIO (THE "PORTFOLIO"), A SEPARATE INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. THE INVESTMENT PERFORMANCE OF THE FUND WILL CORRESPOND DIRECTLY TO THE INVESTMENT PERFORMANCE OF THE PORTFOLIO. SEE "SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE" HEREIN.

BANKERS TRUST COMPANY ("BANKERS TRUST") IS THE INVESTMENT ADVISER (THE "ADVISER") OF THE PORTFOLIO. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANKERS TRUST OR ANY OTHER BANKING OR DEPOSITORY INSTITUTION. SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE U.S. GOVERNMENT, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             EDGEWOOD SERVICES, INC.
Clearing Operations - P.O. Box 897 - Pittsburgh, Pennsylvania - 15230-0897

TABLE OF CONTENTS

                                                                            PAGE
The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
Who May Want to Invest . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
Summary of Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .4
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .6
Risk Factors: Matching the Fund to Your Investment Needs . . . . . . . . . . .7
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
Purchase and Redemption of Shares. . . . . . . . . . . . . . . . . . . . . . 10
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . . . . . . . 12
Performance Information and Reports. . . . . . . . . . . . . . . . . . . . . 12
Management of the Trust and Portfolio. . . . . . . . . . . . . . . . . . . . 13
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . 16

THE FUND

The Fund's primary investment objective is to seek a high level of current income derived primarily from equity securities of public utility companies. The Fund also seeks to achieve growth of income and capital appreciation, but only when consistent with its primary investment objective. The Fund's yield is expected to be higher than the equity market's average yield. See "Risk Factors:
Matching the Fund to Your Investment Needs" herein.

WHO MAY WANT TO INVEST

The Trust seeks to achieve the investment objectives of the Fund by investing all the Assets of the Fund in the Portfolio.

By itself, the Fund does not constitute a balanced investment plan. Because the Portfolio concentrates its investments in public utility companies, its performance will depend in large part on conditions in the public utility industries. Utility stocks have traditionally been popular among more conservative stock market investors because they have generally paid above average dividends. However, utility stocks can still be affected by the risks of the stock market, as well as factors specific to public utility companies. The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

SUMMARY OF FUND EXPENSES

The following table provides (i) a summary of expenses relating to purchases and sales of the shares of the Fund and the annual operating expenses of the Fund and the expenses of the Portfolio, as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. THE TRUSTEES OF BT INVESTMENT FUNDS BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES WHICH THE FUND WOULD INCUR IF THE TRUST RETAINED THE SERVICES OF AN INVESTMENT ADVISER AND THE ASSETS OF THE FUND WERE INVESTED DIRECTLY IN THE TYPE OF SECURITIES BEING HELD BY THE PORTFOLIO.

--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
(as a percentage of the average daily net assets of the Fund)
--------------------------------------------------------------------------------
Investment advisory fee (after reimbursements or waivers)              0.30%
12b-1 fees                                                             0.00
Other expenses (after reimbursements or waivers)                       0.95
--------------------------------------------------------------------------------
Total operating expenses (after reimbursements or waivers)             1.25%
--------------------------------------------------------------------------------
EXAMPLE                                   1 year    3 years   5 years  10 years
You would pay the following expenses on
a $1,000 investment, assuming: (1)
5% annual return and (2) redemption at
the end of  each time period                $13       $40       $69      $151
--------------------------------------------------------------------------------

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver, the Portfolio's investment advisory fee would be equal to 0.65%. The expense table and the example reflect a voluntary undertaking by Bankers Trust to waive or reimburse expenses such that the total operating expenses will not exceed 1.25% of the Fund's average net assets annually. In the absence of this undertaking, for the fiscal year ended December 31, 1996, the total operating expenses would have been equal to approximately 2.38% of the Fund's average net assets annually. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is sold by Edgewood Services, Inc. ("Edgewood" or the "Distributor") to customers of Bankers Trust or to customers of another bank or a dealer or other institution that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a "Servicing Agent"). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

For more information with respect to the expenses of the Fund and the Portfolio see "Management of the Trust and Portfolio" herein.

FINANCIAL HIGHLIGHTS
The following table shows selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference.

                                                                          FOR THE YEAR ENDED
                                                                             DECEMBER 31,                         DECEMBER 31, 1992
                                                       -------------------------------------------------------      (COMMENCEMENT
                                                          1996           1995           1994           1993        OF OPERATIONS)
                                                          ----           ----           ----           ----       -----------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .         $11.37        $  9.10       $  10.83        $ 10.10        $ 10.00
                                                           ------        -------       --------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . .           0.33           0.40           0.48           0.39           0.15
  Net Realized and Unrealized Gain (Loss) on
   Investment Transactions . . . . . . . . . . . .           0.19           2.28          (1.74)          0.73           0.10
                                                           ------        -------       --------        -------        -------
Total from Investment Operations . . . . . . . . .           0.52           2.68          (1.26)          1.12           0.25
                                                           ------        -------       --------        -------        -------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . .          (0.32)         (0.41)         (0.47)         (0.39)         (0.15)
                                                           ------        -------       --------        -------        -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . .         $11.57        $ 11.37       $   9.10        $ 10.83        $ 10.10
                                                           ------        -------       --------        -------        -------
                                                           ------        -------       --------        -------        -------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . .           4.67%         30.12%       (11.67%)         11.04%          6.09%*
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . .         $7,744        $10,225       $ 16,903        $37,558        $15,997
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . .           2.88%          3.79%          4.57%          3.59%          4.55%*
    Expenses, including expenses of the Utility
     Portfolio . . . . . . . . . . . . . . . . . .           1.25%          1.25%          1.25%          1.25%          1.25%*
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust. .           1.13%          0.65%          0.48%          0.39%          0.96%*



---------------
*    Annualized

Further information about the Fund's performance is contained in the Fund's Annual Report, dated December 31, 1996, which can be obtained free of charge.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's primary investment objective is to seek a high level of current income derived primarily from equity securities of public utility companies. The Fund also seeks to achieve growth of income and capital appreciation, but only when consistent with its primary investment objective. The Fund's yield is expected to be higher than the equity market's average yield.

The Trust seeks to achieve the investment objectives of the Fund by investing all the Assets of the Fund in the Portfolio, which has the same investment objectives as the Fund. There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" herein.

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolio. Additional information about the investment policies of the Portfolio appears in the SAI.

UTILITY PORTFOLIO

Under normal conditions at least 65% of the Portfolio's assets will be invested in the equity securities of public utility companies. As used herein, "equity securities" means common stock, preferred stock, trust or limited partnership interests, warrants and rights, and securities convertible into common or preferred stock. Public utility companies include companies that provide electricity, natural gas, or water and other sanitary services to the public, and telephone or telegraph companies and other companies providing public communications services. Bankers Trust emphasizes quality in selecting investments for the Portfolio and looks for well-established utility companies with proven dividend records and sound financial structures. The Portfolio may invest up to 15% of its assets in securities of foreign issuers. For additional information on foreign investments and related hedging techniques, see "Risk
Factors: Matching the Fund to Your Investment Needs" and "Additional Information" herein and in the SAI.

EQUITY INVESTMENTS. The Portfolio invests primarily in common and preferred stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay dividends and may or may not carry voting rights. The Portfolio may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Portfolio invests may include any debt securities or preferred stock which may be converted into common stock or which carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Portfolio invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities which are often not as volatile as equity securities.

SHORT-TERM INSTRUMENTS. The Portfolio intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Portfolio's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Portfolio experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Portfolio's investment objective are unavailable in sufficient quantities or at attractive prices, the Portfolio may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obliga-tions or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies and will have been determined to be of high quality by a nationally recognized statistical rating organization, or if unrated, by Bankers Trust.

ADDITIONAL INVESTMENT TECHNIQUES

The Portfolio may also utilize the following investments and investment techniques and practices: foreign investments, options on stocks, options on stock indices, futures contracts on stock indices, options on futures contracts, foreign currency exchange transactions, options on foreign currencies, Rule 144A securities, when-issued and delayed delivery securities, securities lending and repurchase agreements. See "Additional Information" herein for further information.

ADDITIONAL INVESTMENT LIMITATIONS

As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. Other than public utility companies, the Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the SAI.

RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS

By itself, the Fund does not constitute a balanced investment plan; the Fund seeks a high level of current income, with growth of income and capital appreciation as a secondary objective. The Portfolio invests primarily in common stock, preferred stock and securities convertible into common or preferred stock. Changes in interest rates may also affect the value of the Portfolio's investments, and rising interest rates can be expected to reduce the Fund's share value. A description of a number of investments and investment techniques available to the Portfolio, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under "Additional Information" herein. The Fund's share price, yield and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

Because the Portfolio concentrates its investments in public utility companies, its performance will depend in large part on conditions in the public utility industries. Utility stocks have traditionally been popular among more conservative stock market investors because they have generally paid above average dividends. However, utility stocks can still be affected by the risks of the stock market, as well as factors specific to public utility companies. Governmental regulation of public utility companies can limit their ability to expand their business or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, the special risks of constructing and operating nuclear power facilities, as well as fluctuating demand for their services. Some public utility companies are facing increased competition, which may reduce their profits. All of these factors are subject to rapid change, which may affect utility companies independently from the stock market as a whole.

RISK OF INVESTING IN FOREIGN SECURITIES

In seeking its investment objectives, the Portfolio may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices.

Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Portfolio. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Portfolio will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.

PORTFOLIO TURNOVER

Bankers Trust intends to manage the Portfolio actively in pursuit of its investment objectives. The Portfolio does not expect to trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held. The Portfolio's portfolio turnover rates for the fiscal years ended December 31, 1996 and 1995, were 24.90% and 53.71%, respectively.

DERIVATIVES

The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found under "Additional Information" herein.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE

Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objectives by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at 1-800-730-1313.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio. See "Investment Objectives and Policies" herein and in the SAI for a description of the fundamental policies of the Portfolio that cannot be changed without approval by the holders of "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio.

For descriptions of the investment objectives, policies, and restrictions of the Portfolio, see "Investment Objectives and Policies" herein and in the SAI. For descriptions of the management and expenses of the Portfolio, see "Management of the Trust and Portfolio" herein and in the SAI.

NET ASSET VALUE

The net asset value ("NAV") per share of the Fund is calculated on each day on which the New York Stock Exchange Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar determined holidays falls on a Saturday or Sunday, respectively.

The NAV per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The NAV per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

The Trust accepts purchase orders for shares of the Fund at the NAV per share of the Fund next determined on each Valuation Day. See "Net Asset Value" above. There is no sales charge on the purchase of shares, but costs of distributing shares of the Fund may be reimbursed from its assets, as described herein. Service Agents may impose initial and subsequent investment minimums that differ from the amounts presented in the "Minimum Investments" table below. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of the Fund that are received by a Service Agent and transmitted to Bankers Trust, as the Trust's transfer agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Edgewood reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and Service Agents, including Bankers Trust, in connection with customers' accounts. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments on behalf of its customers by the following business day (trade date +1) after an order is placed, and a shareholder must settle with the Service Agent his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account with Bankers Trust to or from the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

AUTOMATIC INVESTMENT PLAN. The Fund may offer shareholders an automatic investment plan under which shareholders may authorize some Service Agents to place a purchase order each month or quarter for Fund shares. For further information regarding the automatic investment plan, shareholders should contact their Service Agent.


MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT                                                   $2,500
For retirement accounts                                                 500
Through automatic investment plans                                    1,000

TO ADD TO AN ACCOUNT                                                    250
For retirement accounts                                                 100
Through automatic investment plan                                       100

MINIMUM BALANCE                                                       1,000
For retirement accounts                                                None

REDEMPTION OF SHARES

Shareholders may redeem shares at the NAV per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time (currently 4:00 p.m., Eastern time or earlier, should the NYSE close earlier) on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum (as shown above), but not if an account is below the minimum balance due to a change in market value. See "Minimum Investments" above for minimum balance amounts.

AUTOMATIC CASH WITHDRAWAL PLAN. The Fund may offer shareholders an automatic cash withdrawal plan, under which shareholders who own shares of the Fund may elect to receive periodic cash payments. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions. For further information regarding the automatic cash withdrawal plan, shareholders should contact their Service Agent.

EXCHANGE PRIVILEGE

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares." Before making an exchange, please note the following:

- Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

- Complete and sign an application, taking care to register your new account in the same name, address and taxpayer identification number as your existing account(s).

- Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will send a written confirmation of each exchange transaction.

TAX-SAVING RETIREMENT PLANS

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact your Service Agent or Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-sheltered plans. These plans contain special tax advantages and let you invest for retirement while sheltering your investment income from current taxes. Minimums may differ from those listed elsewhere in the Prospectus.

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

- ROLLOVER IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

- SIMPLIFIED EMPLOYEE PENSION PLANS (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a "Salary Deferral" SEP for businesses with fewer than 25 eligible employees.

- KEOGH PLANS: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

- CORPORATE PROFIT-SHARING AND MONEY-PURCHASE PLANS: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

- 401(k) PROGRAMS: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

- 403(b) CUSTODIAN ACCOUNTS: defined contribution plans open to employees of most nonprofit organizations and educational institutions.

- DEFERRED BENEFIT PLANS: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are distributed quarterly. In addition, the Fund will distribute net capital gains, if any, at least annually and potentially semi-annually, if required, to remain in compliance with the applicable tax regulations. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

FEDERAL TAXES. The Fund intends to qualify as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund meets the requirements imposed by the Code and distributes all of its income and gains, the Fund will not pay any federal income or excise taxes. The Portfolio will also not be required to pay any federal income or excise taxes.

Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

CAPITAL GAINS. You may realize a capital gain or loss when you redeem (sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"BUYING A DIVIDEND." On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

OTHER TAX INFORMATION. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You should consult with your own tax adviser concerning the application of federal, state and local taxes to your distributions from the Fund.

PERFORMANCE INFORMATION AND REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Utility Index, the Lipper Utility Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a yield or total return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

The Trust may provide annualized "yield" quotations for the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated over a one-year period and is shown as a percentage of investment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return or yields may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, may have voluntarily agreed to waive portions of its fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including a listing of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST AND PORTFOLIO

BOARD OF TRUSTEES

The affairs of the Trust and Portfolio are managed under the supervision of their respective Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and Portfolio, neither the Trust nor Portfolio require employees other than its executive officers. None of the executive officers of the Trust or Portfolio devotes full time to the affairs of the Trust or Portfolio.

The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") of the Trust or of the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are Trustees of the Trust and the Portfolio. For more information with respect to the Trustees of both the Trust and the Portfolio, see "Management of the Trust and the Portfolio" in the SAI.

INVESTMENT ADVISER

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objectives of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as investment adviser. Mr. James F. Giblin is responsible for the day-to-day management of the Portfolio. Mr. Giblin joined Bankers Trust Global Investment Management business in January, 1995 as head of the U.S. large capitalization equities business. Mr. Giblin, a 24-year veteran of equity management and analysis, joins Bankers Trust from Putnam Investments, where he was senior vice president and senior portfolio manager. He managed a portion of The Putnam Growth and Income Fund and was co-manager of the Putnam Health Sciences Trust. Prior to joining Putnam Investments in 1993, Mr. Giblin spent 14 years with CIGNA Investments, most recently as head of CIGNA Equity Advisors, with $4 -billion in actively managed U.S. equities. Previously, he was managing director and portfolio manager responsible for CIGNA's insurance accounts and mutual funds.

Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of December 31, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $120 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed-income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $227 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objectives and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Portfolio.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

ADMINISTRATOR

Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV per share of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of the Fund. Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including affiliates of Edgewood, at Bankers Trust's expense. For more information, see the SAI.

DISTRIBUTOR

Edgewood Services, Inc. is the principal distributor for shares of the Fund. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Edgewood may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Edgewood who, as their primary activity, engage in or support the distribution of shares; printing of prospectuses, SAIs and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Edgewood or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the prospectuses and SAIs and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Edgewood under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payments will be made under the Plan in the foreseeable future.

SERVICE AGENT

All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust acts as Custodian of the Assets of the Trust and the Portfolio and serves as the Transfer Agent for the Trust and the Portfolio under the Administration and Services Agreements with the Trust and the Portfolio.

ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to cir-cumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

As of February 20, 1997, Batrus & Co., New York, New York, owned 41.69% of the Fund and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

EXPENSES OF THE TRUST

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Bankers Trust has agreed to reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the SAI. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

ADDITIONAL INFORMATION

RULE 144A SECURITIES. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the SEC's Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

SECURITIES LENDING. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risk which, like those associated with other extensions of credit, includes delays in recovery and possible loss of rights in the securities lent should the borrower fail financially.

FOREIGN INVESTMENTS. The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securi-ties of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Portfolio may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses. OPTIONS ON STOCKS. The Portfolio may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Portfolio owns the underlying stock, sold by the Portfolio exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Portfolio exposes the Portfolio during the term of the option to a decline in price of the underlying stock. A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Portfolio may make a "closing purchase transaction," which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may make a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased.

The Portfolio intends to treat over-the-counter options ("OTC Options") purchased and the assets used to "cover" OTC Options written as not readily marketable and therefore subject to the limitations described in "Investment Restrictions" in the SAI.

OPTIONS ON STOCK INDICES. The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolio of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

FUTURES CONTRACTS ON STOCK INDICES. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. A Futures Contract may also be entered into to close out or offset an existing futures position.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Portfolio. The Portfolio may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Portfolio's total assets.

OPTIONS ON FUTURES CONTRACTS. The Portfolio may invest in options on such Futures Contracts for similar purposes.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options.

The Portfolio's ability to terminate over-the-counter options ("OTC Options") will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

All options that the Portfolio writes will be covered under applicable requirements of the SEC. The Portfolio will write and purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

REPURCHASE AGREEMENTS. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering either its cash or selling the securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory.

ASSET COVERAGE. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Portfolio's Custodian liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

BT INVESTMENT FUNDS
UTILITY FUND
INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022



No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



Cusip #055922884
STA468300 (3/97)



BT INVESTMENT FUNDS{PRIVATE }

CASH MANAGEMENT FUND
TREASURY MONEY FUND
TAX FREE MONEY FUND
NY TAX FREE MONEY FUND                              MARCH 17, 1997

                    STATEMENT OF ADDITIONAL INFORMATION

     BT Investment Funds (the `Trust'') is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates to the following investment portfolios (each a `Fund'' and, collectively, the ``Funds''), each of which seeks a high level of current income consistent with liquidity and the preservation of capital.

     CASH MANAGEMENT FUND - a diversified investment portfolio that seeks a high level of current income through investment in a Portfolio of high quality money market instruments.

        TREASURY MONEY FUND - a diversified investment portfolio that seeks a high level of current income through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

     TAX FREE MONEY FUND - a diversified investment portfolio that seeks a high level of current income exempt from Federal income taxes through investment in a Portfolio primarily of obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions.

     NY TAX FREE MONEY FUND - a nondiversified investment portfolio that seeks a high level of current income exempt from Federal, New York State and New York City income taxes through investment in a Portfolio primarily of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

     As described in the Prospectus, the Trust seeks to achieve the investment objective of each Fund by investing all the Assets of the Fund in a diversified (or nondiversified, in the case of the NY Tax Free Money
Fund) open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, and NY Tax Free Money Portfolio (collectively, the `Portfolios'').

     Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

     Shares of the Funds are sold by Edgewood Services, Inc.
(`Edgewood''), the Trust's distributor (the ``Distributor''), to clients and customers (including affiliates and correspondents) of Bankers Trust Company (`Bankers Trust''), the Portfolios' Adviser, and to clients and customers of other organizations.

     The Trust's Prospectus for the Funds, dated March 17, 1997, which provides the basic information investors should know before investing, may be obtained without charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectus.

          INVESTMENT ADVISER OF THE PORTFOLIOS AND ADMINISTRATOR
                           BANKERS TRUST COMPANY
                                DISTRIBUTOR
                          EDGEWOOD SERVICES, INC.

CLEARING OPERATIONSPITTSBURGH, PENNSYLVANIA  15230-0897(800) 730-1313
P.O. BOX 897

                             TABLE OF CONTENTS


Investment Objectives and Policies....................1
Net Asset Value......................................11
Purchase and Redemption Information..................12
Management of the Trust and Portfolios...............13
Organization of the Trust............................19
Taxes................................................19
Performance Information..............................21
Financial Statements.................................22
Appendix:  Description of Ratings....................23


                    INVESTMENT OBJECTIVES AND POLICIES


     The Trust's Prospectus discusses the investment objective of each Fund and the policies to be employed to achieve those objectives by its corresponding Portfolio. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

Bank Obligations

     For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If Bankers Trust, acting under the supervision of the Board of Trustees, deems the instruments to present minimal credit risk, each Portfolio other than Treasury Money Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks, which include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper

     Commercial paper obligations in which the Portfolios may invest are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria described in the Prospectus. Investments in foreign commercial paper generally involve risks similar to those described above relating to obligations of foreign banks or foreign branches of U.S. banks.

U.S. Government Obligations

     The Portfolios may invest in direct obligations issued by the U.S. Treasury or, in the case of the Portfolios other than Treasury Money Portfolio, in obligations issued or guaranteed by the U.S. Treasury or by agencies or instrumentalities of the U.S. government (`U.S. Government Obligations'). Certain short-term U.S. Government Obligations, such as those issued by the Government National Mortgage Association (`GNMA''), are supported by the `full faith and credit'' of the U.S. government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association are solely the obligations of the issuing entity but are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.
     Examples of the types of U.S. Government Obligations that the Portfolios may hold include, but are not limited to, in addition to those described above and direct U.S. Treasury obligations, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Farm Credit Banks Funding Corp., Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.

Lending of Portfolio Securities

     The Portfolios, other than Tax Free Money Portfolio and NY Tax Free Money Portfolio, have the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Bankers Trust, Edgewood or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government Obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% cash collateral or equivalent securities from the borrower;
(ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Reverse Repurchase Agreements

     The Portfolios may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage, by among other things, agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a `reverse repurchase agreement'). At the time a Portfolio enters into a reverse repurchase agreement it will place in a segregated custodial account cash, U.S. Government Obligations or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio.

Participation Interests

     Tax Free Money Portfolio and NY Tax Free Money Portfolio may purchase from financial institutions participation interests in Municipal Obligations. A participation interest gives the Portfolio an undivided interest in the Municipal Obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may be variable rate or fixed rate with remaining maturities of one year or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Portfolio's Board of Trustees has determined meets the prescribed quality standards for the Portfolio, or the payment obligation otherwise will be collateralized by U.S. government securities or other securities deemed appropriate by the Portfolio's Board of Trustees, or, in the case of an unrated participation interest that is not backed or collateralized as described above, but that otherwise meets the Trustees' procedures and standards for creditworthiness and high quality, the underlying Municipal Obligation must be a permissible investment for the Portfolio. For certain participation interests, the Portfolio will have the right to demand payment, on seven days' notice, for all or any part of the Portfolio's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, each Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions or to maintain a high quality investment portfolio.
In the event an issuer of a demand feature defaulted on its payment obligation, the Portfolio might be unable to dispose of the participation interest because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

     Neither Portfolio currently intends to invest more than 5% of its total assets in participation interests.

Standby Commitments

     Tax Free Money Portfolio and NY Tax Free Money Portfolio each may acquire standby commitments or `puts'' solely to facilitate portfolio liquidity; neither Portfolio intends to exercise its rights thereunder for trading purposes. The maturity of a Municipal Obligation is not to be considered shortened by any standby commitment to which the obligation is subject. Thus, standby commitments do not affect the dollar-weighted average maturity of a Portfolio.

     When Municipal Obligations are subject to puts separate from the underlying securities, no value is assigned to the put. Because of the difficulty of evaluating the likelihood of exercise or the potential benefit of a put, the Board of Trustees has determined that puts shall have a fair market value of zero, regardless of whether any direct or indirect consideration was paid.

     Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, each Portfolio's policy is to enter into put transactions only with put writers who are approved by Bankers Trust. It is the Portfolios' general policy to enter into put transactions only with those put writers which are determined to present minimal credit risks. In connection with this determination, the Board of Trustees will review regularly Bankers Trust's list of approved put writers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit securing the puts written by them. Commercial banks normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated Aa or better by Moody's Investors Service, Inc. (`Moody's'') or AA or better by Standard & Poor's Ratings Group (`S&P''), or will be of comparable quality in Bankers Trust's opinion, or such put writers' obligations will be collateralized and of comparable quality in Bankers Trust's opinion. The Board of Trustees has directed Bankers Trust not to enter into put transactions with any put writer that, in the judgment of Bankers Trust using the above-described criteria, is or becomes a recognizable credit risk. Neither Portfolio is able to predict whether all or any portion of any loss sustained could subsequently be recovered from a put writer in the event that a put writer should default on its obligation to repurchase an underlying security.

     Neither Portfolio currently intends to invest more than 5% of its net assets in standby commitments.

Municipal Obligations

     The two principal classifications of Municipal Obligations are `notes'' and ``bonds.''

     Municipal Notes. Municipal notes generally fund short-term capital needs and have maturities of one year or less. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal notes, which include:

     Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue sharing programs.



     Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

     Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated Federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

     Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of the GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. A Portfolio will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

     Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Tax Free Money Portfolio and NY Tax Free Money Portfolio may invest in municipal bonds, but only to the extent that their remaining maturities are determined not to exceed thirteen months under rules promulgated under the Investment Company Act of 1940, as amended (the `1940 Act''). Municipal bonds include:

     General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

     Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     Private Activity Bonds. Private activity bonds, which are considered Municipal Obligations if the interest paid thereon is excluded from gross income for Federal income tax purposes and is not a specific tax preference item for Federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.



Special Considerations Relating to New York Municipal Obligations

     The NY Tax Free Money Portfolio invests in obligations of New York (the `State'') issuers which result in its performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.
     The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the State's budget to remain within balance for the last few years. While the State still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The State also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade.
     New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. New York's recession ended during the first quarter of 1993, but recovery has been at a slower pace than national or regional levels. New York's employment growth is projected to average 1%-1.5% annually through 2000. New York State income levels continue to be almost 20% above the national average; however, real income growth is expected to lag the nation for the remainder of the decade. Moderate growth is projected to continue in 1997 for employment, wages, and personal income, followed by a slight slowing in 1998. Personal income is estimated to have grown by 5.2 percent in 1996, fueled in part by an unusually large increase in financial sector bonus payments, and is projected to grow 4.5 percent in 1997 and 4.2 percent in 1998. Overall employment growth will continue at a modest rate, reflecting the moderate growth of the national economy, continued spending restraint in government, and restructuring in the health care, social service, and banking sectors.
     New York's budget process has been historically characterized by contentious and protracted budget debates. New York State's fiscal 1997 budget increases expenditures by a mere 1.4% over the 1996 levels. Additionally, the fiscal 1996 and 1997 budgets include a $2 billion multi-year income tax reduction plan. Balancing the budget in the wake of tax cuts makes the spending reduction plan even more critical. Moreover, New York has yet to fully address Federal welfare reform. The way in which the State resolves these issues will be a good indicator of sustained fiscal stability.
     The Governor presented his 1997-98 Executive Budget to the Legislature on January 14, 1997. The Executive Budget also contains financial projections for the State's 1998-99 and 1999-2000 fiscal years, detailed estimates of receipts and an updated Capital Plan. There can be no assurance that the Legislature will enact the Executive Budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth below.
     The 1997-98 Financial Plan projects balance on a cash basis in the General Fund. It reflects a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives. Total General Fund receipts and transfers from other funds are projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the current fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $32.84 billion, a decrease of $56 million from spending totals projected for the current fiscal year. As compared to the 1996-97 State Financial Plan, the Executive Budget proposes a year-to-year decline in General Fund spending of 0.2 percent. State funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) is projected to grow by 1.2 percent. Spending from All Governmental Funds (excluding transfers) is proposed to increase by 2.2 percent from the prior fiscal year.
     The Executive Budget proposes $2.3 billion in actions to balance the 1997-98 Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1997-98 were projected to grow by approximately 4 percent. This increase would have resulted from growth in Medicaid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1996-97. General Fund receipts were projected to fall by roughly 3 percent. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1996-97 and implementation of previously enacted tax reduction programs. The Executive Budget proposes to close this gap primarily through a series of spending reductions and Medicaid cost containment measures, the use of a portion of the 1996-97 projected budget surplus, and other actions.
     The overall credit quality of the State is further demonstrated by its debt ratings. New York State maintains an A rating by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group rates the State A-.
     The Fund's concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.

                         RATING SERVICES

     The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations and other securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this Statement of Additional Information.

     THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS AND NON-FUNDAMENTAL INVESTMENT OPERATING POLICIES HAVE BEEN ADOPTED BY THE TRUST, WITH RESPECT TO THE RESPECTIVE FUND, AND BY EACH RESPECTIVE PORTFOLIO BECAUSE OF REQUIREMENTS OF FEDERAL OR STATE SECURITIES LAWS OR REGULATIONS. UNLESS AN INVESTMENT INSTRUMENT OR TECHNIQUE IS DESCRIBED IN THE RESPECTIVE PROSPECTUS OR ELSEWHERE HEREIN, THE RESPECTIVE FUND AND THE CORRESPONDING PORTFOLIO MAY NOT INVEST IN THAT INVESTMENT INSTRUMENT OR ENGAGE IN THAT INVESTMENT TECHNIQUE.

                     INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a `fundamental'' policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.



All Funds and Portfolios

     Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

 1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at the lower of cost or market.

 2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

 3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the Cash Management Fund, the Treasury Money Fund and the Tax Free Money Fund (and Cash Management Portfolio, Treasury Money Portfolio and Tax Free Money Portfolio), and all of the assets of the NY Tax Free Money Fund (and NY Tax Free Money Portfolio), may be invested without regard to this restriction, and (ii) this restriction shall not preclude the purchase by the Tax Free Money Fund (or Tax Free Money Portfolio) of issues guaranteed by the U.S. government, its agencies or instrumentalities or backed by letters of credit or guarantees of one or more commercial banks or other financial institutions, even though any one such commercial bank or financial institution provides a letter of credit or guarantee with respect to securities which in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Fund or the Portfolio, as the case may be; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

 4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) under normal market conditions more than 25% of the total assets of the Cash Management Fund (or Cash Management Portfolio) will be invested in obligations of foreign and U.S. Banks, and (iii) with respect to the Tax Free Money Fund and the NY Tax Free Money Fund (or Tax Free Money Portfolio or NY Tax Free Money Portfolio), this limitation shall not apply to the purchase of Municipal Obligations or letters of credit or guarantees of banks that support Municipal Obligations; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

 5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

 6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, except that the Tax Free Money Fund and the NY Tax Free Money Fund (and Tax Free Money Portfolio and NY Tax Free Money Portfolio) each may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of any lower purchase price available. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

 7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

 8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the Cash Management Fund, the Treasury Money Fund (or Cash Management Portfolio and Treasury Money Portfolio), the lending of portfolio securities.

 9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other `illiquid'' securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this Statement of Additional Information.

13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.
15. As to the Tax Free Money Fund and the NY Tax Free Money Fund (or Tax Free Money Portfolio and NY Tax Free Money Portfolio), neither the Fund (nor the Portfolio as the case may be) will invest less than 80% of its net assets in Municipal Obligations under normal market conditions; provided, however, that nothing in this restriction shall prevent the Trust from investing all or part of a Fund's Assets in an open-end management investment company with the same investment objectives as such Fund.

     Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

(i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;



(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v)  invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); and, provided further, that the Portfolio shall not invest in any other open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Portfolio will not invest in another open-end registered investment company);

(vii) invest more than 15% of the Portfolio's (Fund's) total net (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

(viii) no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

(ix) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Portfolio's (Fund's) Board of Trustees);

(x) with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;



(xi) if the Portfolio (Fund) is a `diversified'' fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer;

(xii) purchase or retain in the Portfolio's (Fund's) portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

(xiii) invest more than 5% of the Portfolio's (Fund's) net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's (Fund's) net assets may be invested in warrants not listed on the American Stock Exchange or the New York Stock Exchange, Inc. (`NYSE'');
(xiv) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

     Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

     For purposes of diversification under the 1940 Act, identification of the `issuer'' of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

Portfolio Turnover

     Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

Portfolio Transactions

     Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Bankers Trust, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Bankers Trust and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Bankers Trust are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Bankers Trust to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

     Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission (the `SEC''). Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

     In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Bankers Trust seeks the best overall terms available. In assessing the best overall terms available for any transaction, Bankers Trust will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Bankers Trust is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which Bankers Trust or its affiliates exercise investment discretion. Bankers Trust's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

                              NET ASSET VALUE

     The Prospectus discusses the time at which the net asset values of the Funds are determined for purposes of sales and redemptions. The net asset value of a Fund's investment in a Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of the other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. The following is a description of the procedures used by the Portfolios in valuing their assets.

     The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.



     The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

     Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                    PURCHASE AND REDEMPTION INFORMATION

     The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

     Edgewood is the principal Distributor for shares of the Funds. In addition to Edgewood's duties as Distributor, Edgewood and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Funds. Pursuant to the terms of the Trust's Distribution Plan (the `Plan''), pursuant to Rule 12b-1 under the 1940 Act, Edgewood may seek reimbursement in an amount not exceeding 0.20% of the Trust's net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Funds' shares, which are described in the Prospectus.

     The Plan provides that it will continue in effect from year to year only if its continuance is approved annually by the Trust's Board of Trustees, including a majority of the Trustees who are not `interested persons,''as defined by the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related thereto (the `Qualified Trustees''). The Plan may not be amended to increase materially the amount to be spent for the services provided by Edgewood without shareholder approval and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated with respect to a Fund at any time by majority vote of the Qualified Trustees or a majority of the shares of the Fund outstanding. Pursuant to the Plan, Edgewood will provide to the Board of Trustees periodic reports of any amounts expended under the Plan and the purpose for which expenditures were made.

     On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood. Prior to September 30, Signature Broker-Dealer Services, Inc. (`Signature'') was the Trust's distributor. For the year ended December 31, 1996, there were no reimbursable expenses incurred under this agreement.

                  MANAGEMENT OF THE TRUST AND PORTFOLIOS

     Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

     The Trustees and officers of the Trust and the Portfolios, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

                           TRUSTEES OF THE TRUST

     S. LELAND DILL (birthdate: March 28, 1930) - Trustee; Retired; Director, Coutts Group, Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     KELVIN J. LANCASTER (birthdate: December 10, 1924) - Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

     PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) - Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

     PHILIP W. COOLIDGE* (birthdate: September 2, 1951) - Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. (`SFG'') (since December, 1988) and Signature (since April, 1989).
His address is 6 St. James Avenue, Boston, Massachusetts  02116.

*Indicates an `interested person'' (as defined by the 1940 Act) of the Trust and Portfolios.

                        TRUSTEES OF THE PORTFOLIOS

     CHARLES P. BIGGAR (birthdate: October 13, 1930) - Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

     S. LELAND DILL (birthdate: March 28, 1930) - Trustee; Retired; Director, Coutts Group; and Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) - Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

     PHILIP W. COOLIDGE* (birthdate: September 2, 1951) - Trustee of each Portfolio; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989). His address is 6 St. James Avenue, Boston, Massachusetts 02116.

*Indicates an `interested person'' (as defined by the 1940 Act) of the Trust and Portfolios.

                 OFFICERS OF THE TRUST AND THE PORTFOLIOS

     Unless otherwise specified, each officer listed below holds the same position with the Trust and each Portfolio.

     RONALD M. PETNUCH (birthdate: February 27, 1960) - President and Treasurer; Senior Vice President, Federated Services Company (`FSC''); formerly, Director of Proprietary Client Services, Federated Administrative Services (`FAS''), and Associate Corporate Counsel, Federated Investors (`FI'').
     CHARLES L. DAVIS, JR. (birthdate: March 23, 1960) - Vice President and Assistant Treasurer; Vice President, FAS.
     JAY S. NEUMAN (birthdate: April 22, 1950) - Secretary; Corporate
Counsel, FI.

     Messrs. Coolidge, Petnuch, Davis, and Neuman also hold similar positions for other investment companies for which Signature, Edgewood or an affiliate serves as the principal underwriter.
     No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolios. No director, officer or employee of Edgewood or any of its affiliates will receive any compensation from the Trust or any Portfolio for serving as an officer or Trustee of the Trust or the Portfolios.



     The following table reflects fees paid to the Trustees of the Trust and the Portfolios for the fiscal year ended December 31, 1996.

                        TRUSTEE COMPENSATION TABLE

                    AGGREGATE           TOTAL COMPENSATION
NAME OF PERSON,     COMPENSATION        FROM FUND COMPLEX
POSITION                                FROM TRUST     PAID TO TRUSTEES**

Philip W. Coolidge,
Trustee of Trust     $350                $1,250
and Portfolios

Kelvin Lancaster,
Trustee of Trust    $14,400             $26,250

Philip Saunders, Jr.,
Trustee of Trust and
Portfolios          $12,875             $28,750

Charles Biggar,
Trustee of Portfolios                   none      $28,750
S. Leland Dill,
Trustee of Trust
and Portfolios      $12,875             $28,750

**Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.

     Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See `Investment Adviser'' and `Administrator'' below.

     As of February 20, 1997, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

     As of February 20, 1997, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Fund: Private Bank Sweep, New York, New York, owned approximately 59,040,895 shares (52.66%); and Circuit City Credit Card Master Trust, New York, New York, owned approximately 16,968,314 shares (15.13%).

     As of February 20, 1997, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Fund: Bankers Trust Company, New York, New York, owned approximately 28,321,950 shares (6.44%); and Private Bank Sweep, New York, New York, owned approximately 27,140,677 shares (6.17%).

     As of February 20, 1997, the following shareholders of record owned 5% or more of the outstanding shares of Tax Free Money Fund: Private Bank Sweep, New York, New York, owned approximately 95,834,408 shares (67.98%); and Burling Associates, New York, New York, owned approximately 10,016,085 shares (7.10%).



     As of February 20, 1997, the following shareholder of record owned 5% or more of the outstanding shares of NY Tax Free Money Fund: Private Bank Sweep, New York, New York, owned approximately 57,235,950 shares (70.42%).

                            INVESTMENT ADVISER

     Under the terms of an investment advisory agreement between each Portfolio and Bankers Trust (the `Advisory Agreement''), Bankers Trust manages each Portfolio subject to the supervision and direction of the Board of Trustees. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisors Act of 1940, as the same may from time to time be amended;
(ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies as stated in the relevant Prospectus and herein; (iii) make investment decisions for each Portfolio; and
(iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

     Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; administrative and services fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing Prospectus and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $4,935,288, $3,847,729, and $3,807,085, respectively, as compensation for investment advisory services provided to Cash Management Portfolio. During the same periods, Bankers Trust reimbursed $761,230, $578,251, and $537,651, respectively, to Cash Management Portfolio to cover expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $2,787,544, $1,764,890, and $1,176,759, respectively, as compensation for investment advisory services provided to Treasury Money Portfolio. During the same periods, Bankers Trust reimbursed $60,530, $69,965, and $65,359, respectively, to Treasury Money Portfolio to cover expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $187,326, $180,724, and $182,954, respectively, as compensation for investment advisory services provided to Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $43,832, $31,541, and $33,719, respectively, to Tax Free Money Portfolio to cover expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $129,423, $125,340, and $140,928, respectively, as compensation for investment advisory services provided to NY Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $41,003, $29,751, and $30,759, respectively, to NY Tax Free Money Portfolio to cover expenses.

     Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

                               ADMINISTRATOR

     Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

     Pursuant to a sub-administration agreement (the `Sub-Administration Agreement') FSC performs such sub-administration duties for the Trust and each Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

     Bankers Trust has agreed that if in any fiscal year the aggregate expenses of any Fund and its respective Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned compensation of $762,676, $944,849, and $788,596, respectively, for administrative and other services provided to the Cash Management Fund and reimbursed $19,705, $4,831, and $77,629, respectively, to the Cash Management Fund to cover expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned compensation of $1,645,096, $1,282,576, and $1,269,028, respectively, for administrative and other services provided to the Cash Management Portfolio.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned compensation of $3,152,044, $3,438,574, and $3,484,843, respectively, for administrative and other services provided to the Treasury Money Fund and reimbursed $56,587, $56,179, and $82,095, respectively, to the Treasury Money Fund to cover expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned compensation of $929,181, $588,297, and $392,252, respectively, for administrative and other services provided to the Treasury Money Portfolio.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $685,637, $661,345, and $669,697, respectively, for administrative and other services provided to the Tax Free Money Fund and for the fiscal years ended December 31, 1996, 1995, and 1994, reimbursed $46,825, $47,614, and $64,883, respectively, to the Tax Free Money Fund to cover expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $62,442, $60,241, and $60,985, respectively, for administrative and other services provided to Tax Free Money Portfolio.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned compensation of $473,735, $458,735, and $516,009, respectively, for administrative and other services provided to the NY Tax Free Money Fund and for the fiscal years ended December 31, 1996, 1995, and 1994, reimbursed $34,578, $29,518, and $39,715, respectively, to the NY Tax Free Money Fund to cover expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $43,141, $41,780, and $46,976, respectively, for administrative and other services provided to the NY Tax Free Money Portfolio.

                       CUSTODIAN AND TRANSFER AGENT

     Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as custodian and transfer agent for the Trust and as custodian for each Portfolio pursuant to the Administration and Services Agreements discussed above. As custodian, Bankers Trust holds the Funds' and each Portfolio's assets. For such services, Bankers Trust receives monthly fees from each Fund and Portfolio, which are included in the administrative services fees discussed above. As transfer agent for the Trust, Bankers Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust is also reimbursed by the Funds for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                USE OF NAME

     The Trust and Bankers Trust have agreed that the Trust may use `BT'' as part of its name for so long as Bankers Trust serves as investment adviser. The Trust has acknowledged that the term `BT'' is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

     The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym `BT'' as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                        BANKING REGULATORY MATTERS

     Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Trust and the Portfolios described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust or the Portfolios. If the circumstances described above should change, the Trust's Board of Trustees would review the Trust's relationship with Bankers Trust and consider taking all actions necessary in the circumstances.

                    COUNSEL AND INDEPENDENT ACCOUNTANTS

     Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 has been selected as Independent Accountants for the Trust.

                         ORGANIZATION OF THE TRUST

     Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

     Whenever the Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the respective Fund if the proposal is one, if which made with respect to a Fund, would not require the vote of shareholders of that Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the respective Funds and, at the meeting of investors in a Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

     The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

                                   TAXES

     The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

     As described above and in the Prospectus: (i) the Cash Management Fund and the Treasury Money Fund are designed to provide investors with current income; (ii) the Tax Free Money Fund is designed to provide investors with current income excluded from gross income for Federal income tax purposes and (iii) the NY Tax Free Money Fund is designed to provide investors with current income excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

     Each Fund intends to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the `Code''). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

     While each Fund does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Prospectus. Such distributions (`capital gain dividends''), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to `backup withholding,'' then the shareholder may be subject to a 31% backup withholding tax with respect to (i) any taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

     Because the Tax Free Money Fund and the NY Tax Free Money Fund will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for Federal income and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these Funds, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds which represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a `substantial user'' of a facility financed by such bonds, or a ``related person''thereof. Moreover, as noted in the Prospectus for these Funds,
(i) some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (ii) the receipt of a Fund's dividends and distributions may affect a corporate shareholder's Federal `environmental'' tax liability. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal `branch profits'' tax liability and a Subchapter S corporate shareholder's Federal `excess net passive income'' tax liability. Shareholders should consult their own tax advisers as to whether they are (i) 'substantial users'' with respect to a facility or `related'' to such users within the meaning of the Code and (ii) subject to a Federal alternative minimum tax, the Federal `environmental'' tax, the Federal `branch profits'' tax or the Federal ``excess net passive income''tax.

     Each Tax Free Money Fund shareholder will receive after the close of the calendar year an annual statement as to the Federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Each NY Tax Free Money Fund shareholder will receive after the close of the calendar year an annual statement as to the Federal income and New York State and City personal income tax status of his dividends and distribution from the Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder will also receive, if appropriate, various written notices after the close of the Funds' prior taxable year as to the Federal income status of his dividends and distributions which were received from the Funds during the Funds' prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation or exempt from New York State and City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                          PERFORMANCE INFORMATION

     From time to time a Fund may quote its performance in terms of `current yield,'' ``effective yield'' or `tax equivalent yield'' in reports or other communications to shareholders or in advertising material.

     The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the `net change in account value'' for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the `beginning account value''). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized `base period return'' equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Fund and the NY Tax Free Money Fund are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

     The yields are then calculated as follows:

     Base Period Return  =    Net Change in Account Value
                           Beginning Account Value

     Current Yield  =    Base Period Return x 365/7

     Effective Yield     =    [(1 + Base Period Return)365/7] - 1

     Tax Equivalent Yield     =     Current Yield
                         (1 - Tax Rate)

     The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 1996.

                                     Cash
                 Tax Free  NY Tax Free         Management   Treasury
                 Money Fund          Money Fund   Fund           Money Fund

Current Yield    3.13%     2.99%     4.79%     4.56%
Effective Yield  3.18%     3.03%     4.91%     4.66%
Tax Equivalent Yield       5.26%*  5.72%**     N/A     N/A

 *   Assumes a maximum Federal rate of 31%.
** Assumes a maximum combined Federal, New York State and New York City tax rate of 39%



                           FINANCIAL STATEMENTS

     The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 1996, are incorporated herein by reference to the Funds' Annual Report dated December 31, 1996. A copy of the Funds' Annual Report may be obtained without charge by contacting the Fund.




                                 APPENDIX
                          DESCRIPTION OF RATINGS


Description of S&P corporate bond ratings:

     AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt-edge.'' Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch Investors Service's corporate bond ratings:

     AAA-Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA-Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so
rated may be of junior though strong lien   in many cases directly
                                          -
following an AAA security   or the margin of safety is less strikingly
                          -
broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.
Description of Duff & Phelps' corporate bond ratings:

     AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

     AA+
     AA, AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

     AAA-Prime-These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.
     General Obligation Bonds-In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds-Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA-High Grade-The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of S&P municipal bond ratings:

     AAA - Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA - High Grade - The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.
     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch Investors Service's commercial paper ratings:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

     Duff 1+-Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1-Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of IBCA's Long-Term Ratings:
     AAA-Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     AA-Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A-Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB-Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB-Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B-Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.
     CCC-Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favourable business, economic or financial conditions.

     CC-Obligations which are highly speculative or which have a high risk of default.

     C-Obligations which are currently in default.

     Notes: `+'' or ``-'' may be appended to a rating to denote relative status within major rating categories.

     Ratings of BB and below are assigned where it is considered that speculative characteristics are present.

Description of IBCA's Short-Term Ratings:

     A1+-Obligations supported by the highest capacity for timely repayment.

     A1-Obligations supported by a strong capacity for timely repayment.

     A2-Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     A3-Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.
     B-Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C-Obligations for which there is an inadequate capacity to ensure timely repayment.

     D-Obligations which have a high risk of default or which are currently in default.

Description of Thompson Bank Watch Short-Term Ratings:

     TBW-1-The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2-The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated `TBW-1''.

     TBW-3-The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4-The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:

     AAA-The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA-The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     A-The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated `a'' could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB-The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated `BBB'' are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade
(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

     BB-While not investment grade, the `BB'' rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B-Issues rated `B'' show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.
     CCC-Issues rated `CCC'' clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-'CC'' is applied to issues that are subordinate to other obligations rated `CCC'' and are afforded less protection in the event of bankruptcy or reorganization.

     D-Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation `local currency''.

     RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.
          INVESTMENT ADVISER OF THE PORTFOLIOS AND ADMINISTRATOR
                           BANKERS TRUST COMPANY

                                DISTRIBUTOR
                          EDGEWOOD SERVICES, INC.

                       CUSTODIAN AND TRANSFER AGENT
                           BANKERS TRUST COMPANY

                          INDEPENDENT ACCOUNTANTS
                         COOPERS & LYBRAND L.L.P.

                                  COUNSEL
                         WILLKIE FARR & GALLAGHER


     No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.










Cusip #055922108
Cusip #055922405
Cusip #055922306
Cusip #055922207
BT0275F  (3/97)


BT INVESTMENT FUNDS{PRIVATE }

UTILITY FUND
                                                    MARCH 17, 1997

                    STATEMENT OF ADDITIONAL INFORMATION

     BT Investment Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates only to the Utility Fund (the `Fund'').

     As described in the Prospectus, the Trust seeks to achieve the investment objectives of the Fund by investing all the investable assets ("Assets") of the Fund in the Utility Portfolio (the `Portfolio''), a diversified open-end management investment company having the same investment objectives as the Fund.

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     Shares of the Fund are sold by Edgewood Services, Inc. ("Edgewood"), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's Adviser, and to clients and customers of other organizations.

     The Fund's Prospectus, dated March 17, 1997, provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectus.

           INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                           BANKERS TRUST COMPANY
                                DISTRIBUTOR
                          EDGEWOOD SERVICES, INC.


CLEARING OPERATIONSPITTSBURGH, PENNSYLVANIA 15230-0897(800) 730-1313
P.O. BOX 897


                         TABLE OF CONTENTS

Investment Objectives and Policies....................1
Performance Information..............................14
Valuation of Securities; Redemption in Kind..........17
Management of the Trust and Portfolio................18
Organization of the Trust............................23
Taxation.............................................23
Financial Statements.................................24
Appendix (Bond, Commercial Paper and Municipal Obligations Ratings)   25




                    INVESTMENT OBJECTIVES AND POLICIES

                           INVESTMENT OBJECTIVES

     The investment objectives of the Fund are described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objectives.

                            INVESTMENT POLICIES

     The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     Certificates of Deposit and Bankers' Acceptances. The Portfolio may invest in certificates of deposit, which are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Commercial Paper. The Portfolio may invest in commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     For a description of commercial paper ratings, see the Appendix.

     Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The Securities and Exchange Commission (the "SEC") has adopted
Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (the `NASD'').

     The Adviser will monitor the liquidity of Rule 144A securities in the Portfolio's portfolio securities under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Lending of Portfolio Securities. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Edgewood or their affiliates. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Futures Contracts and Options on Futures Contracts

     General. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

     At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.


     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

     The purpose of the acquisition or sale of a futures contract, in cases where the Portfolio holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     Options on Futures Contracts. The Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

     The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The Board of Trustees of the Portfolio has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition to this requirement, the Board of Trustees of the Portfolio has also adopted a restriction that the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

     Options on Foreign Currencies. The Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where the Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.


     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. government securities and other high quality liquid debt securities in a segregated account with its custodian.



     The Portfolio also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.


Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United


States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
(v) lesser trading volume.

     Options on Securities. The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

     When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

     The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

     When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

     The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

     The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     The Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

     The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio's Trustees.

     Options on Securities Indices. In addition to options on securities, the Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

     Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

     Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.



     Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

     Forward Foreign Currency Exchange Contracts. Because the Portfolio buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

     A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Portfolio maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

     While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event the Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Portfolio to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue.
Thus, at any time a poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.



                              RATING SERVICES



     The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Fund should continue to hold the obligation. A description of the ratings used herein and in the Fund's Prospectus is set forth in the Appendix to this Statement of Additional Information.



                          INVESTMENT RESTRICTIONS

     The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

     As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):



     (1) borrow money or mortgage or hypothecate assets of the Portfolio
(Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) net assets, it may borrow money (but only as a temporary measure for extraordinary or emergency purposes in the case of the Portfolio (Fund)) and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolio may not engage in dollar roll transactions);

     (2) underwrite securities issued by other persons except insofar as the Portfolio (Trust or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

     (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

     (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

     (5) except that the Portfolio (Fund) will concentrate its investments in the utility industry (the Fund may so concentrate by investing all its Assets in an open-end investment company with substantially the same investment objectives), concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's (Fund's) investment objectives, up to 25% of its total assets may be invested in any one industry; and

     (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.



     Additional Restrictions. In order to comply with certain statutes and policies, the Portfolio (or the Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

(i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v)  invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
     (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-ended investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, the Portfolio will not invest in another open-end registered investment company);

(vii) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

(viii) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Portfolio's (Fund's) Board of Trustees);

(ix) no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

(x) with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(xi) if the Portfolio (Fund) is a "diversified" fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer;

(xii) purchase or retain in the Portfolio's (Fund's) portfolio securities any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio
     (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

(xiii) invest more than 5% of the Portfolio's (Fund's) net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase) but not more than 2% of the Portfolio's (Fund's) net assets may be invested in warrants not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange;

(xiv) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

(xv) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio
     (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and



(xvi) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

     The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.



             PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

     The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

     The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

     Consistent with the policy stated above, the Rules of Fair Practice of the NASD and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.


     Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

     Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

     Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

     In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

     For the fiscal years ended December 31, 1996, 1995, and 1994, the Portfolio paid brokerage commissions in the amounts of $8,142, $57,505, and $49,959, respectively.

      {PRIVATE }PERFORMANCE INFORMATION{TC "PERFORMANCE INFORMATION"}

                     STANDARD PERFORMANCE INFORMATION

     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

     YIELD: Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

     Income calculated for the purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

     The 30-day SEC yield for the period ended December 31, 1996 was 2.68%.

     TOTAL RETURN: The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

     The Fund's average annualized total returns for the one-year period ended December 31, 1996, and for the period from August 3, 1992
(commencement of operations), through December 31, 1996, were 4.67% and 7.37%, respectively.

     PERFORMANCE RESULTS: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                      COMPARISON OF FUND PERFORMANCE

     Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.


Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar, Inc., a publisher of financial information and mutual fund research.


New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.


Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.


Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

                VALUATION OF SECURITIES; REDEMPTION IN KIND

     Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities major trading exchange or may be determined through use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

     Securities for which market quotations are not available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

     The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

     type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     To the extent that the Portfolio purchases securities which are restricted as to resale or for which current market quotations are not available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

     The Trust, on behalf of the Fund and the Portfolio, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to the fund shareholder in securities, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund and the Portfolio, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

     The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind; therefore, Fund shareholders who receive redemptions in kind will receive portfolio securities of the Portfolio and in no case will they receive a security issued by the Portfolio.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the NYSE is open for business. As of 4:00 p.m., Eastern time, on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. on the following day the NYSE is open for trading.

{PRIVATE }MANAGEMENT OF THE TRUST AND PORTFOLIO{TC "MANAGEMENT OF THE TRUST
                             AND PORTFOLIOS"}

     The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

     The Trustees and officers of the Trust and Portfolio, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

                           TRUSTEES OF THE TRUST

     PHILIP W. COOLIDGE* (birthdate: September 2, 1951) -Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988) and Signature Broker-Dealer Services, Inc. (`Signature'') (since April, 1989). His address is 6 St. James Avenue, Boston, Massachusetts 02116.



     S. LELAND DILL (birthdate: March 28, 1930) - Trustee; Retired; Director, Coutts Group, Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     KELVIN J. LANCASTER (birthdate: December 10, 1924) - Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

     PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) - Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

*Indicates an `interested person'' (as defined by the 1940 Act) of the Trust.



                         TRUSTEES OF THE PORTFOLIO

     CHARLES P. BIGGAR (birthdate: October 13, 1930) - Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

     PHILIP W. COOLIDGE* (birthdate: September 2, 1951) - Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989). His address is 6 St. James Avenue, Boston, Massachusetts 02116.

     S. LELAND DILL (birthdate: March 28, 1930) - Trustee; Retired; Director, Coutts Group, Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

     PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) - Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

*Indicates an `interested person'' (as defined by the 1940 Act) of the Trust.

                    OFFICERS OF THE TRUST AND PORTFOLIO

     Unless otherwise specified, each officer listed below holds the same position with the Trust and the Portfolio.



     RONALD M. PETNUCH (birthdate: February 27, 1960) - President and Treasurer; Senior Vice President, Federated Services Company (`FSC''); formerly, Director of Proprietary Client Services, Federated Administrative Services (`FAS''), and Associate Corporate Counsel, Federated Investors (`FI'').
     CHARLES L. DAVIS, JR. (birthdate: March 23, 1960) - Vice President and Assistant Treasurer; Vice President, FAS.
     JAY S. NEUMAN (birthdate: April 22, 1950) - Secretary; Corporate
Counsel, FI.

     Messrs. Coolidge, Petnuch, Davis, and Neuman also hold similar positions for other investment companies for which Signature, Edgewood or an affiliate serves as the principal underwriter.

     No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolio. No director, officer or employee of Edgewood or any of its affiliates will receive any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust or the Portfolio.



     The following table reflects fees paid to the Trustees of the Trust and the Portfolio for the fiscal year ended December 31, 1996.

                        TRUSTEE COMPENSATION TABLE

                    AGGREGATE      TOTAL COMPENSATION


NAME OF PERSON,     COMPENSATION   FROM FUND COMPLEX
POSITION            FROM TRUST     PAID TO TRUSTEES**
Philip W. Coolidge,
Trustee of Trust     $350           $1,250
and Portfolio

Kelvin J. Lancaster,
Trustee of Trust    $14,400        $26,250

S. Leland Dill,
Trustee of Trust
and Portfolio       $12,875        $28,750

Philip Saunders, Jr.,
Trustee of Trust
and Portfolio       $12,875        $28,750

Charles P. Biggar,
Trustee of Portfolio               none      $28,750

**Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.



     Bankers Trust reimbursed the Fund and Portfolio for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

     As of February 20, 1997, the Trustees and officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

     As of February 20, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Batrus & Co., New York, New York, owned approximately 268,131 shares (41.69%); Andrew M. Fishman, Brewster, New York, owned approximately 65,067 shares (10.11%); and Infid & Co., New York, New York, owned approximately 33,957 shares (5.28%).

                            INVESTMENT ADVISER

     Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.

     Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and the Portfolio bear certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $54,954, $95,386, and $198,040, respectively, in compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $37,865, $45,535, and $82,273, respectively, to the Portfolio to cover expenses.

     Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

     The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.



                               ADMINISTRATOR

     Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), FSC performs such sub-administration duties for the Trust and the Portfolio as from time to time may be agreed upon by Bankers Trust and


FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.

     For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $54,819, $94,929, and $197,589, respectively, in compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $57,260, $49,831, and $63,308, respectively, to cover expenses. For the fiscal years ended December 31, 1996, 1995, and 1994, Bankers Trust earned $8,454, $14,675, and $30,468, respectively, in compensation for administrative and other services provided to the Portfolio.

     Bankers Trust has agreed that if in any year the aggregate expenses of the Fund and the Portfolio (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.



                       CUSTODIAN AND TRANSFER AGENT

     Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                USE OF NAME

     The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

     The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the


Trust, but there would be no other material effect on the Trust, its shareholders or activities.

                        BANKING REGULATORY MATTERS

     Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreements and other activities for the Fund and the Portfolio described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

                    COUNSEL AND INDEPENDENT ACCOUNTANTS

     Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trust and the Portfolio.



                         ORGANIZATION OF THE TRUST

     Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

     Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.


     The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

                                 TAXATION

                           TAXATION OF THE FUND

     The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the `Code'').

     As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.



                               DISTRIBUTIONS

     Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. Federal tax status of distributions. Shareholders should consult their own tax adviser concerning the application of federal, state and local taxes to the distributions they receive from the Fund.



                         TAXATION OF THE PORTFOLIO

     The Portfolio is not subject to Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.
                         FOREIGN WITHHOLDING TAXES


     Income received by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                            BACKUP WITHHOLDING

     The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

                           FOREIGN SHAREHOLDERS

     The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                              OTHER TAXATION

     The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.



     The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

                           FINANCIAL STATEMENTS

     The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 1996, are incorporated herein by reference to the Fund's Annual Report dated December 31, 1996. A copy of the Fund's Annual Report may be obtained without charge by contacting the Fund.



                            APPENDIX

    BOND, COMMERCIAL PAPER AND MUNICIPAL OBLIGATIONS RATINGS

     Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the Municipal
Obligations and securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.



Moody's Bond Ratings

     Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.



     Should no rating be assigned, the reason may be one of the following:

     1.  An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.



S&P's Bond Rating

     AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.



     C1. The rating C1 is reserved for income bonds on which no interest is being paid.

     D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.



Fitch Investors Service Bond Ratings

     AAA. Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA. Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien-in many cases directly following an AAA security-or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.



Description of S&P Municipal Bond Ratings:

     AAA - Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA - High Grade - The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

     General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

     Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P Municipal Note Ratings:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or -2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.



Description of Moody's Municipal Note Ratings:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG2 are of high quality, with ample margins of protection, although not as large as the preceding group.

S&P's Commercial Paper Ratings

     A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.



Moody's Commercial Paper Ratings

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



Fitch Investors Service and Duff & Phelps Commercial Paper Ratings

     Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strangest issue.

     Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.


           INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                           BANKERS TRUST COMPANY

                                DISTRIBUTOR
                          EDGEWOOD SERVICES, INC.

                       CUSTODIAN AND TRANSFER AGENT
                           BANKERS TRUST COMPANY

                          INDEPENDENT ACCOUNTANTS
                         COOPERS & LYBRAND L.L.P.

                                  COUNSEL
                         WILLKIE FARR & GALLAGHER


     No person has been authorized to give any information or to make any representations other than those contained in the Prospectus, this Statement of Additional Information or the Trust's official sales literature with respect to the Fund in connection with the offering of the shares of the Fund and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055922884


BT0369B  (3/97)



PART C     OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits:

     (a)   Financial Statements:
           Incorporated by reference to the Annual Reports to Shareholders dated December 31, 1996, pursuant to Rule
           411 under the Securities Act of 1933.  (File Nos. 33-07404 and 811-04760)

     (b)   Exhibits:

     (1)   (i)   Conformed Copy of Declaration of Trust of the Trust; (9)
           (ii)  Supplement to Declaration of Trust; (9)
           (iii) Second Supplement to Declaration of Trust; (9)
     (2)   Copy of By-Laws of the Trust; (9)
     (3)   Not applicable.
     (4) Copy of Specimen stock certificates for shares of beneficial interest of the Trust; (1)
     (5)   Not applicable.
     (6)   Conformed Copy of Distributor's Contract; (10)
     (7)   Not applicable.
     (8)   See Exhibit 9(ii).
     (9)   (i)  See Exhibit 9(ii).
           (ii) Administration and Services Agreement; (6)


           (iii)    Schedule of Fees under Administration and Services
                    Agreement; (7)
     (10)  Not applicable.
     (11)  Conformed copy of Consents of Independent Accountants; +
     (12)  Not applicable.
     (13)  Not applicable.
     (14)  Not applicable.
     (15)  Conformed Copy of Plan of Distribution; (10)
     (16)  Copy of Schedules for Computation of Performance Quotations;
(2)
     (17)  Copy of Financial Data Schedules; +
     (18)  Not applicable.
     (19) Conformed Copy of Power of Attorney of Registrant, Cash Management Portfolio, Treasury Money Portfolio, NY Tax Free Money Portfolio, Tax Free Money Portfolio, and Utility Portfolio. +

+ All exhibits have been filed electronically.
(1)  Incorporated by reference to the Registrant's registration statement
on   Form N-1A (`Registration Statement'') as filed with the Securities and  Exchange Commission (`Commission'') on October 24, 1986.
(2) Incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement as filed with the Commission on February 13, 1992.
(6) Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.


(7) Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.
(9) Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement as filed with the Commission on
July      31, 1995.
(10) Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement as filed with the Commission on January 30, 1997.


ITEM 25.  Persons Controlled by or Under Common Control with Registrant:

       Not applicable.

ITEM 26.Number of Holders of Securities:

Title of Class                Number of Record Holders
                              (as of December 31, 1996)

Tax Free Money Fund                186
NY Tax Free Money Fund                  206
Cash Management Fund                    324
Treasury Money Fund                1818
100% Treasury Fund                 0
Intermediate Tax Free Fund              80
Utility Fund                       80
Small Cap Fund                     517
Pacific Basin Equity Fund               191


European Equity Fund                    0
BT Investment Lifecycle Short Range Fund     11
BT Investment Lifecycle Mid Range Fund  11
BT Investment Lifecycle Long Range Fund 13
Latin American Equity Fund              163
International Equity Fund               647
Global High Yield Securities Fund       86
Capital Appreciation Fund               333
International Bond Fund                 0

ITEM 27.  Indemnification; (11)

ITEM 28.Business and Other Connections of Investment Adviser:

Bankers Trust serves as investment adviser to the Trust. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 280 Park Avenue, New York, New York 10017.



George B. Beitzel, 29 King Street, Chappaqua, NY 10514-3432. Retired Senior Vice President and Director of International Business Machines Corporation. Director of Bankers Trust and Bankers Trust New York Corporation. Director of Computer Task Group, FlightSafety International, Inc., Phillips Gas Company, Phillips Petroleum Company, Caliber Systems, Inc. (formerly, Roadway Services, Inc.), Rohm and Haas Company and TIG Holdings, Chairman Emeritus of Amherst College, and Chairman of the Colonial Williamsburg Foundation.
+ All exhibits have been filed electronically.
(11) Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.


William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Dallas, TX 75301-0001. Chairman of the Board and Chief Executive Officer, J.C. Penney Company, Inc. Director of Bankers Trust and Bankers Trust New York Corporation. Also a Director of Exxon Corporation, Halliburton Company and Warner-Lambert Corporation, National Urban League, Inc. and the National Retail Federation.

Jon M. Huntsman, Huntsman Corporation, 500 Huntsman Way, Salt Lake City, UT 84108. Chairman and Chief Executive Officer, Huntsman Corporation and other affiliated companies. Director of Bankers Trust and Bankers Trust New York Corporation. Chairman, Chief Executive Officer and Director of Sunstar Corporation and JK Corp. Chairman and Director of Co-Ex Plastics Inc. and Global Polymers Corporation. Chairman of Constar Corporation and Petrostar


Corporation. President of Autostar Corporation and Restar Corporation. Director of Airstar Corporation, Consolidated Press International (Australia), Razzleberry Foods Corporation and Thiokol Corporation.
General Partner of Huntsman Group Ltd., McLeod Creek Partnership and Trustar Ltd. Chairman of Primary Children's Medical Center Foundation, an overseer, The Wharton School, University of Pennsylvania, an advisor, University of Utah, Eccles Business School, founder of Huntsman Cancer Institute, University of Utah, chairman and director of the Huntsman Cancer Foundation, and a trustee and president of the Jon and Karen Huntsman Foundation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Suite 400, Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP. Director of Bankers Trust and Bankers Trust New York Corporation. Also a Director of American Express Company, Corning Incorporated, Dow Jones, Inc., J.C. Penney Company, Inc., Revlon Group Incorporated, Ryder System, Inc., Sara Lee Corporation, Union Carbide Corporation and Xerox Corporation, a trustee of Brookings Institution, The Ford Foundation and Howard University, and governor of the Joint Center for Political and Economic Studies.

Hamish Maxwell, Philip Morris Companies Inc., 100 Park Avenue, 10th Floor, New York, NY 10017. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc. Director of Bankers Trust and Bankers Trust New York Corporation. Director of The New Corporation Limited and Sola
International Inc..

Donald F. McCullough, Collins & Aikman Corporation, 210 Madison Avenue, New York, NY 10016. Chairman Emeritus, Collins & Aikman Corporation.


Director of Bankers Trust and Bankers Trust New York Corporation. Director of Massachusetts Mutual Life Insurance Co. and Melville Corporation.

N.J. Nicholas Jr., 15 West 53rd Street, New York, NY 10019. Former President, Co-Chief Executive Officer and Director of Time Warner Inc. Director of Bankers Trust and Bankers Trust New York Corporation. Also a Director of Boston Scientific Corporation and Xerox Corporation.

Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group. Director of Bankers Trust and Bankers Trust New York Corporation. Former Dean of The Wharton School, University of Pennsylvania and former Chief Executive Officer of Touche Ross & Co. (now Deloitte and Touche). Also Director of Allied-Signal Inc., Contel Cellular, Inc., Federal Home Loan Mortgage Corporation, GTE Corporation, Goodyear Tire & Rubber Company, Imasco Limited, The May Department Stores Company and Safeguard Scientifics, Inc. Member, Radnor Venture Partners Advisory Board, advisory board of the Controller General of the United States, and a Trustee, the University of Pennsylvania.


Didier Pineau-Valencienne, Schneider S.A., 4 Rue de Longchamp, 75116 Paris, France. Chairman and Chief Executive Officer, Schneider S.A. Director and member of the European Advisory Board of Bankers Trust and Director of Bankers Trust New York Corporation. Director of AXA (France) and Equitable Life Assurance Society of America, Arbed (Luxembourg), Banque Paribas (France), Ciments Francais (France), Cofibel (Belgique), Compagnie Industrielle de Paris (France), SIAPAP, Schneider USA, Sema Group PLC (Great Britain), Spie- Batignolles, Tractebel (Belgique) and Whirlpool.


Chairman and Chief Executive Officer of Societe Parisienne d'Entreprises et de Participations.

Charles S. Sanford, Jr., Bankers Trust Company, 280 Park Avenue, New York, NY 10017. Chairman of the Board of Bankers Trust and Bankers Trust New York Corporation. Also a Director of Mobil Corporation and J.C. Penney Company, Inc.

Eugene B. Shanks, Jr., Bankers Trust Company, 280 Park Avenue, New York, NY 10017. President of Bankers Trust and Bankers Trust New York Corporation.

Patricia Carry Stewart, c/o Office of the Secretary, 280 Park Avenue - 17W, New York, NY 10017. Former Vice President, The Edna McConnell Clark Foundation. Director of Bankers Trust and Bankers Trust New York
Corporation. Director, Borden Inc., Continental Corp. and Melville Corporation, Director and Vice Chair of Community Foundation for Palm Beach and Martin Counties, and a Trustee Emerita of Cornell University.

George J. Vojta, Bankers Trust Company, 280 Park Avenue, New York, NY 10017. Vice Chairman of the Board of Bankers Trust and Bankers Trust New York Corporation. Director of Northwest Airlines and Private Export Funding UST Corp., the New York State Banking Board and St. Lukes-Roosevelt Hospital Center, a partner of New York City Partnership and Chairman, Wharton Financial Services Center.

ITEM 29.Principal Underwriters:

(a) Edgewood Services, Inc. (``Edgewood''), the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: FTI Funds, Excelsior Institutional Trust (formerly, Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, Marketvest Funds, Marketvest Funds, Inc., BT Advisor Funds, BT
Institutional Funds, and BT Pyramid Mutual Funds.

     (b)
       (1)                      (2)                   (3)
Name and Principal       Positions and Offices Positions and Offices
 Business Address           With Distributor              With Registrant

Lawrence Caracciolo      Trustee and President,        --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry         Trustee,                 --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue   Trustee,                 --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Newton Heston, III       Vice President,          --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779


       (1)                      (2)                   (3)
Name and Principal       Positions and Offices Positions and Offices
 Business Address           With Distributor              With Registrant

Ronald M. Petnuch        Vice President,       President and Treasurer
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt        Vice President,          --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane         Assistant Vice President,          --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan         Secretary,               --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward           Assistant Secretary,     --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.   Treasurer,               --
Federated Investors Tower                      Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

(c) Not Applicable.



ITEM 30. Location of Accounts and Records:

BT INVESTMENT FUNDS:          Federated Investors Tower
(Registrant)             Pittsburgh, PA 15222-3779

BANKERS TRUST COMPANY:        280 Park Avenue,
(Investment Adviser,          New York, NY 10017
Administrator, and
Custodian)

INVESTORS FIDUCIARY      127 West 10th Street,
TRUST COMPANY:           Kansas City, MO 64105
(Transfer Agent and Dividend
Disbursing Agent)

EDGEWOOD SERVICES, INC.: Clearing Operations, P.O. Box 897,
(Distributor)            Pittsburgh, PA 15230-0897

ITEM 31.  Management Services:

          Not applicable.

ITEM 32.  Undertakings:

          The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report, with respect to the respective series of the Trust, to shareholders upon request and without charge.



          The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 17th day of March, 1997.

                              BT INVESTMENT FUNDS

                         By:  /s/ Jay S. Neuman
                         Jay S. Neuman, Secretary
                         March 17, 1997


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                     TITLE               DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         March 17, 1997
     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                         Principal Financial and
                         Accounting Officer)

/s/ PHILIP W. COOLIDGE*       Trustee
Philip W. Coolidge

/s/ S. LELAND DILL*      Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER* Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.


*By Power of Attorney


                                SIGNATURES

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of BT
Investment Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 17th day of March, 1997.

                         CASH MANAGEMENT PORTFOLIO

                         By:  /s/ Jay S. Neuman
                         Jay S. Neuman, Secretary
                         March 17, 1997

     This Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                     TITLE               DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         March 17, 1997
     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,


                         Principal Financial and
                         Accounting Officer)

/s/ PHILIP W. COOLIDGE*       Trustee
Philip W. Coolidge

/s/ CHARLES P. BIGGAR*        Trustee
Charles P. Biggar

/s/ S. LELAND DILL*      Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney


                                SIGNATURES

     TREASURY MONEY PORTFOLIO has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 17th day of March, 1997.

                         TREASURY MONEY PORTFOLIO



                         By:  /s/ Jay S. Neuman
                         Jay S. Neuman, Secretary
                         March 17, 1997

     This Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                     TITLE               DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         March 17, 1997
     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                         Principal Financial and
                         Accounting Officer)

/s/ PHILIP W. COOLIDGE*       Trustee
Philip W. Coolidge

/s/ CHARLES P. BIGGAR*        Trustee
Charles P. Biggar

/s/ S. LELAND DILL*      Trustee
S. Leland Dill


/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney


                                SIGNATURES

     NY TAX FREE MONEY PORTFOLIO has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of BT
Investment Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 17th day of March, 1997.

                        NY TAX FREE MONEY PORTFOLIO

                         By:  /s/ Jay S. Neuman
                         Jay S. Neuman, Secretary
                         March 17, 1997

     This Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                     TITLE               DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         March 17, 1997


     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                         Principal Financial and
                         Accounting Officer)

/s/ PHILIP W. COOLIDGE*       Trustee
Philip W. Coolidge

/s/ CHARLES P. BIGGAR*        Trustee
Charles P. Biggar

/s/ S. LELAND DILL*      Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney



                                SIGNATURES


     TAX FREE MONEY PORTFOLIO has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 17th day of March, 1997.

                         TAX FREE MONEY PORTFOLIO

                         By:  /s/ Jay S. Neuman
                         Jay S. Neuman, Secretary
                         March 17, 1997

     This Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                     TITLE               DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         March 17, 1997
     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                         Principal Financial and
                         Accounting Officer)

/s/ PHILIP W. COOLIDGE*       Trustee
Philip W. Coolidge



/s/ CHARLES P. BIGGAR*        Trustee
Charles P. Biggar

/s/ S. LELAND DILL*      Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.



*By Power of Attorney



                                SIGNATURES

     UTILITY PORTFOLIO has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 17th day of March, 1997.

                             UTILITY PORTFOLIO

                         By:  /s/ Jay S. Neuman
                         Jay S. Neuman, Secretary
                         March 17, 1997



     This Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                     TITLE               DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         March 17, 1997
     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below

/s/ RONALD M. PETNUCH*        President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                         Principal Financial and
                         Accounting Officer)

/s/ PHILIP W. COOLIDGE*       Trustee
Philip W. Coolidge

/s/ CHARLES P. BIGGAR*        Trustee
Charles P. Biggar

/s/ S. LELAND DILL*      Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.

* By Power of Attorney